UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22037

Stone Harbor Investment Funds

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Name and address of agent for service)

With copies To:

John M. Loder, Esq.

Ropes & Gray LLP

One International Place

Boston, MA 02110-2624

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: May 31

Date of reporting period: June 1, 2011 – August 31, 2011

Item 1. Schedule of Investments.

Stone Harbor Emerging Markets Debt Fund	Statement of Investments

August 31,2011(Unaudited)

	Currency	Rate	Maturity Date	Principal Amount *	Market Value (Expressed in U.S. $)

SOVEREIGN DEBT OBLIGATIONS - 62.18%

Argentina - 3.29%

Republic of Argentina:
		7.000%	04/17/2017	$13,527,163	$11,876,473
		0.000%	03/31/2023	184,000	115,000	(1)
		6.000%	03/31/2023	480,000	338,400	(1)
	EUR	7.820%	12/31/2033	682,583	664,306
		8.280%	12/31/2033	5,328,216	4,235,932
	ARS	5.830%	12/31/2033	6,897,897	2,101,543	(2)
	EUR	7.820%	12/31/2033	7,436,100	7,130,171	(2)
	EUR	0.000%	12/15/2035	20,252,433	4,138,404	(2)

					30,600,229

Brazil - 3.99%

Nota Do Tesouro Nacional:
	BRL	10.000%	01/01/2014	275,000	168,253
	BRL	10.000%	01/01/2021	6,205,000	3,560,467
Republic of Brazil:
		8.875%	10/14/2019	100,000	140,750
		4.875%	01/22/2021	15,814,000	17,561,447
		8.750%	02/04/2025	3,931,000	5,768,742
		10.125%	05/15/2027	32,000	51,840
		7.125%	01/20/2037	7,391,000	9,839,269

					37,090,768

Colombia - 5.09%
Bogota Distrio Capital	COP	9.750%	07/26/2028	7,800,000,000	5,988,935	(3)

Republic of Colombia:
		7.375%	01/27/2017	7,134,000	8,765,902
		11.750%	02/25/2020	1,113,000	1,780,800
		8.125%	05/21/2024	25,000	34,625
		8.375%	02/15/2027	25,000	31,500
	COP	9.850%	06/28/2027	5,775,000,000	4,472,442
		7.375%	09/18/2037	18,770,000	25,339,500
		6.125%	01/18/2041	790,000	928,250

					47,341,954

Croatia - 1.46%

Croatian Government:
		6.750%	11/05/2019	616,000	632,170	(3)
		6.625%	07/14/2020	1,906,000	1,936,972	(4)
		6.625%	07/14/2020	3,000,000	3,048,750
		6.375%	03/24/2021	8,057,000	7,966,359	(4)

					13,584,251

	Currency	Rate	Maturity Date	Principal Amount *	Market Value (Expressed in U.S. $)
El Salvador - 0.91%

Republic of El Salvador:
		7.375%	12/01/2019	$220,000	$246,950	(4)
		7.375%	12/01/2019	2,068,000	2,321,330	(3)
		7.750%	01/24/2023	15,000	16,837	(3)
		8.250%	04/10/2032	1,000,000	1,130,000	(3)
		7.650%	06/15/2035	4,495,000	4,764,700	(3)

					8,479,817

Gabon - 0.01%
Republic of Gabon		8.200%	12/12/2017	50,000	58,500	(4)

Ghana - 0.31%
Republic of Ghana		8.500%	10/04/2017	2,498,000	2,838,353	(3)

Indonesia - 2.92%

Republic of Indonesia:
		6.875%	01/17/2018	1,278,000	1,524,015	(3)
		11.625%	03/04/2019	2,170,000	3,276,700	(4)
		11.625%	03/04/2019	6,628,000	10,008,280	(3)
		5.875%	03/13/2020	2,977,000	3,430,993	(3)
		6.625%	02/17/2037	2,050,000	2,449,750	(3)
		7.750%	01/17/2038	4,807,000	6,417,345	(3)

					27,107,083

Iraq - 2.73%
Republic of Iraq		5.800%	01/15/2028	28,344,000	25,403,310	(3)

Malaysia - 2.08%

Malaysian Government:
	MYR	5.094%	04/30/2014	12,240,000	4,301,234
	MYR	3.741%	02/27/2015	8,065,000	2,740,153
	MYR	3.835%	08/12/2015	30,204,000	10,312,697
	MYR	4.262%	09/15/2016	5,600,000	1,953,805

					19,307,889

	Currency	Rate	Maturity Date	Principal Amount *	Market Value (Expressed in U.S. $)
Mexico - 7.55%

Mexican Bonos:
	MXN	7.750%	12/14/2017	$34,840,000	$3,195,375
	MXN	6.500%	06/10/2021	33,690,000	2,821,235
	MXN	7.500%	06/03/2027	10,000,000	872,805
	MXN	8.500%	05/31/2029	112,310,000	10,549,097
	MXN	8.500%	11/18/2038	99,020,000	8,959,286

United Mexican States:
		5.625%	01/15/2017	9,042,000	10,398,300
		5.125%	01/15/2020	8,292,000	9,318,135
		8.000%	09/24/2022	2,012,000	2,907,340
		8.300%	08/15/2031	6,710,000	9,712,725
		7.500%	04/08/2033	2,442,000	3,296,700
		5.750%	10/12/2110	8,258,000	8,154,775

					70,185,773

Panama - 2.86%

Republic of Panama:
		5.200%	01/30/2020	7,602,000	8,609,265
		9.375%	01/16/2023	25,000	34,875
		7.125%	01/29/2026	600,000	771,000
		8.875%	09/30/2027	4,255,000	6,297,400
		9.375%	04/01/2029	6,998,000	10,759,425
		6.700%	01/26/2036	100,000	124,250

					26,596,215

Peru - 0.96%
Republic of Peru		8.750%	11/21/2033	5,990,000	8,970,025

Philippines - 3.24%

Republic of Philippines:
		9.375%	01/18/2017	70,000	91,612
	PHP	4.950%	01/15/2021	26,000,000	630,210
		7.500%	09/25/2024	4,593,000	5,890,522
		10.625%	03/16/2025	1,109,000	1,766,083
		5.500%	03/30/2026	2,002,000	2,192,190
		9.500%	02/02/2030	8,226,000	12,668,040
		7.750%	01/14/2031	4,590,000	6,162,075
		6.375%	01/15/2032	520,000	612,300
		6.375%	10/23/2034	116,000	137,750

					30,150,782

Poland - 3.70%

Republic of Poland:
		6.375%	07/15/2019	22,672,000	26,072,800
	EUR	4.000%	03/23/2021	665,000	901,104
		5.125%	04/21/2021	7,163,000	7,404,751

					34,378,655

	Currency	Rate	Maturity Date	Principal Amount *	Market Value (Expressed in U.S. $)
Qatar - 0.45%
State of Qatar		5.250%	01/20/2020	$3,730,000	$4,205,575	(3)

Russia - 7.56%

Russian Federation:
		11.000%	07/24/2018	437,000	627,095	(3)
		5.000%	04/29/2020	500,000	531,125	(3)
		5.000%	04/29/2020	800,000	849,800	(4)
		12.750%	06/24/2028	5,031,000	8,980,335	(3)
		7.500%	03/31/2030	49,457,152	59,262,032	(3)(5)

					70,250,387

South Africa - 5.13%

Republic of South Africa:
		6.500%	06/02/2014	1,028,000	1,157,785
		8.500%	06/23/2017	45,000	56,588
		6.875%	05/27/2019	3,141,000	3,883,061
		5.500%	03/09/2020	7,373,000	8,396,004
	ZAR	6.750%	03/31/2021	97,660,000	12,946,487
		5.875%	05/30/2022	10,552,000	12,319,460
	ZAR	10.500%	12/21/2026	31,270,000	5,396,891
		6.250%	03/08/2041	3,031,000	3,572,791

					47,729,067

Turkey - 2.37%

Republic of Turkey:
		7.000%	09/26/2016	159,000	182,453
		7.000%	03/11/2019	135,000	157,950
		7.500%	11/07/2019	12,634,000	15,271,347
		7.000%	06/05/2020	372,000	438,030
		7.375%	02/05/2025	1,820,000	2,186,275
		6.875%	03/17/2036	2,000,000	2,245,000
		7.250%	03/05/2038	1,285,000	1,513,087

					21,994,142

Ukraine - 2.10%

Ukraine Government:
		6.385%	06/26/2012	5,205,000	5,288,280	(3)
		7.650%	06/11/2013	2,386,000	2,475,475	(3)
		6.875%	09/23/2015	1,723,000	1,772,536	(4)
		6.250%	06/17/2016	2,600,000	2,587,000	(4)
		6.750%	11/14/2017	4,150,000	4,181,125	(3)
		7.750%	09/23/2020	3,094,000	3,206,158	(3)

					19,510,574

	Rate	Maturity Date	Principal Amount *	Market Value (Expressed in U.S. $)
Uruguay - 1.81%

Republic of Uruguay:
	9.250%	05/17/2017	$3,467,000	$4,628,445
	8.000%	11/18/2022	3,140,497	4,161,158
	6.875%	09/28/2025	1,448,650	1,818,056
	7.875%	01/15/2033	1,390,800	1,856,718	(6)
	7.625%	03/21/2036	3,280,000	4,346,000

				16,810,377

Venezuela - 1.66%

Republic of Venezuela:
	5.750%	02/26/2016	2,409,000	1,827,829	(3)
	13.625%	08/15/2018	10,000	9,675
	13.625%	08/15/2018	1,669,000	1,614,758	(3)
	7.750%	10/13/2019	4,611,000	3,181,590	(3)
	12.750%	08/23/2022	8,552,400	7,483,350	(3)
	9.250%	09/15/2027	1,879,000	1,322,346

				15,439,548

TOTAL SOVEREIGN DEBT OBLIGATIONS				578,033,274

(Cost $547,873,902)

BANK LOANS - 0.60%(7)

Brazil - 0.11%
Virgolino de Oliveira - GVO Loan	5.273%	03/11/2015	1,000,000	991,250

Indonesia - 0.49%
PT Bumi Resources	11.250%	08/07/2013	1,337,000	1,417,220
PT Bumi Tranche A	0.000%	03/02/2012	1,777,960	1,760,180
PT Bumi Tranche B	0.000%	03/02/2012	1,419,040	1,404,850

				4,582,250

TOTAL BANK LOANS				5,573,500

(Cost $5,523,057)

	Rate	Maturity Date	Principal Amount *	Market Value (Expressed in U.S. $)
CORPORATE BONDS - 26.83%

Argentina - 0.45%
Capex SA	10.000%	03/10/2018	$1,642,000	$1,508,505	(4)

Empresa Distribuidora Y Comercializadora Norte:
	9.750%	10/25/2022	500,000	452,500	(3)
	9.750%	10/25/2022	1,362,000	1,232,610	(4)

Inversiones y Representaciones SA:
	11.500%	07/20/2020	100,000	107,392	(3)
	11.500%	07/20/2020	636,000	682,243	(4)
Tarjeta Naranja SA	9.000%	01/28/2017	209,000	213,686	(4)

				4,196,936

Barbados - 0.15%
Columbus International, Inc.	11.500%	11/20/2014	1,270,000	1,358,900	(3)

Brazil - 3.12%

Banco Cruzeiro do Sul SA:
	8.875%	09/22/2020	984,000	885,600	(4)
	8.875%	09/22/2020	1,100,000	990,000	(3)

BM&FBovespa SA:
	5.500%	07/16/2020	842,000	854,630	(4)
	5.500%	07/16/2020	1,200,000	1,218,000	(3)

BR Malls International Finance Ltd.:
	8.500%	01/21/2049	260,000	271,700	(3)
	8.500%	01/21/2049	482,000	503,690	(4)
BR Properties SA:
	9.000%	10/07/2015	310,000	317,750	(4)
	9.000%	10/07/2049	135,000	138,375	(3)

General Shopping Finance Ltd.:
	10.000%	11/09/2015	1,824,000	1,860,480	(4)
	10.000%	11/09/2049	246,000	250,920	(3)
Hypermarcas SA	6.500%	04/20/2021	3,099,000	3,024,624	(4)

Minerva Overseas II Ltd.:
	10.875%	11/15/2019	538,000	562,883	(3)
	10.875%	11/15/2019	633,000	662,276	(4)
Mirabela Nickel Ltd.	8.750%	04/15/2018	392,000	366,520	(4)
NET Servicos de Comunicacao SA	7.500%	01/27/2020	2,002,000	2,337,335

Odebrecht Drilling Norbe VIII/IX Ltd.:
	6.350%	06/30/2021	650,000	684,937	(3)
	6.350%	06/30/2021	1,665,000	1,754,494	(4)
Odebrecht Finance Ltd.	7.000%	04/21/2020	350,000	383,250	(3)
OGX Petroleo e Gas Participacoes SA	8.500%	06/01/2018	3,732,000	3,759,990	(4)
Petrobras International Finance Co.	5.375%	01/27/2021	430,000	462,680
QGOG Atlantic / Alaskan Rigs Ltd.	5.250%	07/30/2018	4,006,000	3,945,910	(4)

Telemar Norte Leste SA:
	5.500%	10/23/2020	1,006,000	998,455	(3)
	5.500%	10/23/2020	2,312,000	2,294,660	(4)

Virgolino de Oliveira Finance Ltd.	10.500%	01/28/2018	217,000	221,069	(3)
Votorantim Cimentos SA	7.250%	04/05/2041	300,000	297,000	(4)

				29,047,228

	Rate	Maturity Date	Principal Amount *	Market Value (Expressed in U.S. $)
Chile - 0.83%
Cencosud SA	5.500%	01/20/2021	$2,000,000	$2,088,526	(4)

Codelco, Inc.:
	7.500%	01/15/2019	450,000	575,819	(3)
	6.150%	10/24/2036	4,295,000	5,064,428	(3)

				7,728,773

China - 1.42%
China Liansu Group Holdings Ltd.	7.875%	05/13/2016	1,468,000	1,357,900	(4)

Evergrande Real Estate Group Ltd.:
	13.000%	01/27/2015	106,000	100,965	(4)
	13.000%	01/27/2015	773,000	736,283	(3)
Kaisa Group Holdings Ltd.	13.500%	04/28/2015	1,257,000	1,087,305	(3)
Mega Advance Investments Ltd.	5.000%	05/12/2021	661,000	676,434	(4)
MIE Holdings Corp.	9.750%	05/12/2016	1,586,000	1,522,560	(4)
Sinochem Overseas Capital Co. Ltd.	4.500%	11/12/2020	4,384,000	4,421,264	(4)

Sino-Forest Corp.:
	6.250%	10/21/2017	100,000	29,000	(3)
	6.250%	10/21/2017	470,000	136,300	(4)
Texhong Textile Group Ltd.:
	7.625%	01/19/2016	343,000	296,695	(4)
	7.625%	01/19/2016	858,000	742,170	(3)
West China Cement Ltd.:
	7.500%	01/25/2016	824,000	753,960	(3)
	7.500%	01/25/2016	1,138,000	1,041,270	(4)
Yanlord Land Group Ltd.	9.500%	05/04/2017	349,000	317,590	(3)

				13,219,696

Colombia - 0.31%
Gruposura Finance	5.700%	05/18/2021	2,813,000	2,879,809	(4)

Dominican Republic - 0.12%

Cap Cana SA:
	10.000%	04/30/2016	1,103,320	661,992	(3)
	10.000%	04/30/2016	1,279,402	469,103	(3)

				1,131,095

Hong Kong - 0.40%
Hutchison Whampoa International 10 Ltd.	6.000%	10/28/2049	1,857,000	1,883,633	(2)(3)
PCCW-HKT Capital No. 4 Ltd.	4.250%	02/24/2016	1,749,000	1,790,714

				3,674,347

	Currency	Rate	Maturity Date	Principal Amount *	Market Value (Expressed in U.S. $)
India - 0.33%
Axis Bank Ltd.		7.125%	06/28/2022	$311,000	$304,780	(2)
Bank of India		6.994%	03/03/2049	344,000	319,920	(2)

ICICI Bank Ltd.:
		5.750%	11/16/2020	200,000	195,930	(3)
		5.750%	11/16/2020	608,000	595,627	(4)
Vedanta Resources PLC		8.250%	06/07/2021	1,715,000	1,654,975	(4)

					3,071,232

Indonesia - 0.88%
Adaro Indonesia PT		7.625%	10/22/2019	402,000	446,220	(3)
Bakrie Telecom Pte Ltd.		11.500%	05/07/2015	1,805,000	1,498,150	(3)
BLT Finance BV		7.500%	05/15/2014	644,000	367,761	(3)
BSP Finance BV		10.750%	11/01/2011	300,000	292,500
Bumi Investment Pte Ltd.:
		10.750%	10/06/2017	325,000	359,125	(4)
		10.750%	10/06/2017	2,200,000	2,431,000	(3)
European Bank for Reconstruction & Development	IDR	7.200%	06/08/2016	15,130,000,000	1,868,244

Indosat Palapa Co. BV:
		7.375%	07/29/2020	241,000	269,920	(4)
		7.375%	07/29/2020	550,000	616,000	(3)

					8,148,920

Jamaica - 0.34%

Digicel Group Ltd.:
		9.125%	01/15/2015	408,000	410,040	(4)
		8.250%	09/01/2017	1,160,000	1,165,800	(3)
		10.500%	04/15/2018	1,450,000	1,544,250	(3)

					3,120,090

Kazakhstan - 1.91%

BTA Bank JSC:
		10.750%	07/01/2018	1,159,562	800,098	(4)(5)
		10.750%	07/01/2018	4,613,274	3,183,159	(3)(5)
		26.180%	07/01/2020	500,000	25,625	(3)(8)
		0.000%	07/01/2020	2,515,532	128,921	(2)(4)(8)
KazMunayGas National Co.:
		11.750%	01/23/2015	2,300,000	2,788,750	(3)
		9.125%	07/02/2018	723,000	875,734	(4)
		7.000%	05/05/2020	739,000	801,815	(4)
		7.000%	05/05/2020	5,615,000	6,092,275	(3)
		6.375%	04/09/2021	1,071,000	1,123,211	(4)
Zhaikmunai LLP:
		10.500%	10/19/2015	915,000	912,712	(3)
		10.500%	10/19/2015	1,037,000	1,034,408	(4)

					17,766,708

	Currency	Rate	Maturity Date	Principal Amount *	Market Value (Expressed in U.S. $)
Malaysia - 3.46%
Penerbangan Malaysia BHD		5.625%	03/15/2016	$1,195,000	$1,349,155	(3)

Petroliam Nasional BHD:
		7.750%	08/15/2015	335,000	408,499	(4)
		7.625%	10/15/2026	840,000	1,160,418	(3)
Petronas Capital Ltd.:
		5.250%	08/12/2019	630,000	709,695	(4)
		5.250%	08/12/2019	2,749,000	3,096,748	(3)
		7.875%	05/22/2022	17,019,000	23,045,428	(3)
Petronas Global Sukuk Ltd.		4.250%	08/12/2014	2,240,000	2,382,128	(4)

					32,152,071

Mexico - 2.44%
Alestra SA		11.750%	08/11/2014	587,000	660,375
America Movil SAB de CV		2.375%	09/08/2016	3,300,000	3,273,204

Axtel SAB de CV:
		7.625%	02/01/2017	347,000	327,048	(4)
		9.000%	09/22/2019	1,171,000	1,121,232	(3)
BBVA Bancomer SA		4.500%	03/10/2016	585,000	590,850	(3)

Cemex Espana Luxembourg:
	EUR	8.875%	05/12/2017	54,000	58,954	(3)
		9.250%	05/12/2020	2,250,000	1,845,000	(3)
Cemex SAB de CV:
		5.246%	09/30/2015	921,000	706,868	(2)(4)
		9.000%	01/11/2018	530,000	439,900	(3)
		9.000%	01/11/2018	1,047,000	869,010	(4)
Desarrolla Homex SAB de CV		7.500%	09/28/2015	215,000	215,000
Geo Maquinaria		9.625%	05/02/2021	3,071,439	3,010,010	(4)
Grupo Bimbo SAB de CV		4.875%	06/30/2020	183,000	193,341	(4)
Hipotecaria Su Casita SA de CV		7.500%	06/29/2018	113,997	62,698	(4)
Pemex Finance Ltd.		9.150%	11/15/2018	1,250,000	1,556,637

Pemex Project Funding Master Trust:
	EUR	5.500%	02/24/2025	2,275,000	3,153,640	(3)
		6.625%	06/15/2035	3,034,000	3,352,570
Telefonos de Mexico SAB de CV		5.500%	11/15/2019	1,100,000	1,226,205

					22,662,542

Peru - 0.35%
Banco Continental SA via Continental Senior Trustees Cayman Ltd.		5.500%	11/18/2020	766,000	731,530	(4)
Banco de Credito del Peru/Panama		5.375%	09/16/2020	561,000	545,573	(4)
Inkia Energy Ltd.		8.375%	04/04/2021	785,000	800,700	(4)
Southern Copper Corp.		6.750%	04/16/2040	1,117,000	1,185,208

					3,263,011

	Rate	Maturity Date	Principal Amount *	Market Value (Expressed in U.S. $)
Qatar - 1.21%
Qatar Government International Bond	6.550%	04/09/2019	$4,477,000	$5,450,747	(3)

Qtel International Finance Ltd.:
	7.875%	06/10/2019	779,000	962,065	(3)
	4.750%	02/16/2021	567,000	577,773	(4)
	5.000%	10/19/2025	1,738,000	1,711,930	(4)
	5.000%	10/19/2025	2,622,000	2,582,670	(3)

				11,285,185

Russia - 1.58%

Alfa Bank OJSC Via Alfa Bond Issuance PLC:
	7.875%	09/25/2017	100,000	101,000	(3)
	7.875%	09/25/2017	658,000	664,580	(4)
Evraz Group SA	6.750%	04/27/2018	2,214,000	2,155,883	(4)
Metalloinvest Finance Ltd.	6.500%	07/21/2016	2,576,000	2,518,040	(4)
Novatek Finance Ltd.	6.604%	02/03/2021	3,422,000	3,593,100	(4)
SCF Capital Ltd.	5.375%	10/27/2017	1,570,000	1,546,450	(4)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC	7.748%	02/02/2021	1,167,000	1,148,036	(4)

VimpelCom Holdings BV:
	6.255%	03/01/2017	1,330,000	1,275,137	(3)
	7.504%	03/01/2022	1,786,000	1,703,398	(4)

				14,705,624

Singapore - 0.06%
STATS ChipPAC Ltd.	5.375%	03/31/2016	510,000	510,000	(4)

South Africa - 0.54%
Gold Fields Orogen Holding BVI Ltd.	4.875%	10/07/2020	2,149,000	2,032,929	(3)

Myriad International Holding BV:
	6.375%	07/28/2017	650,000	699,563	(4)
	6.375%	07/28/2017	2,120,000	2,281,650	(3)

				5,014,142

South Korea - 0.30%
Export-Import Bank of Korea	8.125%	01/21/2014	2,447,000	2,781,260

Turkey - 0.31%
Yuksel Insaat AS	9.500%	11/10/2015	3,237,000	2,913,300	(3)

Ukraine - 0.57%
Ferrexpo Finance PLC	7.875%	04/07/2016	886,000	827,302	(4)
Metinvest BV	8.750%	02/14/2018	2,332,000	2,291,190	(4)
MHP SA	10.250%	04/29/2015	1,005,000	1,020,075	(3)
Mriya Agro Holding PLC	10.950%	03/30/2016	1,190,000	1,184,050	(4)

				5,322,617

	Currency	Rate	Maturity Date	Principal Amount *	Market Value (Expressed in U.S. $)
United Arab Emirates - 0.70%
DP World Ltd.		6.850%	07/02/2037	$2,020,000	$1,951,825	(3)
DP World Sukuk Ltd.		6.250%	07/02/2017	2,000,000	2,082,000	(3)

Dubai Holding Commercial Operations MTN Ltd.:
	EUR	4.750%	01/30/2014	150,000	184,769
	GBP	6.000%	02/01/2017	1,800,000	2,271,805

					6,490,399

Venezuela - 5.05%

Petroleos de Venezuela SA:
		4.900%	10/28/2014	54,267,251	40,157,766
		5.000%	10/28/2015	2,669,366	1,771,792
		5.250%	04/12/2017	6,000,000	3,637,500
		8.500%	11/02/2017	1,919,000	1,379,281	(3)

					46,946,339

TOTAL CORPORATE BONDS					249,390,224

(Cost $250,946,148)

CREDIT LINKED NOTES - 4.92%

Argentina - 0.39%
Cablevision SA		9.375%	02/12/2018	3,618,000	3,636,090	(9)

Brazil - 2.42%

Nota Do Tesouro Nacional:
	BRL	10.000%	01/01/2015	4,400,000	2,656,750	(10)
	BRL	10.000%	01/01/2017	600,000	354,093	(11)
	BRL	10.000%	01/01/2017	2,000,000	1,182,109	(10)
	BRL	10.000%	01/01/2021	3,000,000	1,724,920	(12)
	BRL	10.000%	01/01/2021	4,000,000	2,295,224	(13)
	BRL	10.000%	01/01/2021	4,200,000	2,409,985	(10)
	BRL	10.000%	01/01/2021	5,000,000	2,883,033	(14)
	BRL	10.000%	01/01/2021	6,000,000	3,503,633	(9)
	BRL	10.000%	01/01/2021	9,600,000	5,519,744	(12)

					22,529,491

Colombia - 0.84%

Colombia CGM:
	COP	11.000%	07/24/2020	3,500,000,000	2,450,000	(12)
	COP	11.000%	07/24/2020	5,700,000,000	3,990,000	(12)
	COP	10.000%	07/24/2024	1,952,000,000	1,329,622	(12)

					7,769,622

	Currency	Rate	Maturity Date	Principal Amount/Shares*	Market Value (Expressed in U.S. $)
Indonesia - 0.75%

Republic of Indonesia:
	IDR	12.800%	06/15/2021	$17,000,000,000	$2,784,191	(14)
	IDR	8.250%	07/15/2021	7,400,000,000	960,803	(9)
	IDR	8.250%	07/15/2021	14,200,000,000	1,835,533	(11)
	IDR	11.000%	09/15/2025	9,000,000,000	1,360,600	(11)

					6,941,127

Iraq - 0.52%

Republic of Iraq	JPY	2.447%	01/01/2028	554,044,860	4,884,162	(2)(15)

TOTAL CREDIT LINKED NOTES					45,760,492

(Cost $43,829,456)

PARTICIPATION NOTES - 0.67%

Argentina - 0.17%
Endesa Costanera SA		11.304%	03/30/2012	456,000	456,000	(2)(14)
Hidroelec el Chocon SA		8.061%	03/01/2015	1,100,000	1,100,000	(16)

					1,556,000

Ukraine - 0.50%
Ukreximbank Biz Finance PLC		8.375%	04/27/2015	4,666,000	4,700,995	(3)

TOTAL PARTICIPATION NOTES					6,256,995

(Cost $6,425,404)

RIGHTS- 0.00%

Mexico - 0.00%

Hipotecaria Su Casit expires , Bid Price				13,777	0

TOTAL RIGHTS					0

(Cost $0)

SHORT TERM INVESTMENTS - 5.71%

Money Market Mutual Funds - 5.71%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Shares (0.061% 7-Day Yield)				53,108,709	53,108,709

Market Value (Expressed in U.S. $)

TOTAL SHORT TERM INVESTMENTS	$53,108,709

(Cost $53,108,709)

Total Investments - 100.91%	938,123,194
(Cost $907,706,676)

Liabilities in Excess of Other Assets - (0.91)%	(8,496,651)

Net Assets - 100.00%	$929,626,543

* The principal/contract amount of each security is stated in the currency in which the bond is denominated (U.S. Dollar unless otherwise notated). See below.

ARS	Argentine Peso
BRL	Brazilian Real
CNY	Chinese Yen
COP	Colombian Peso
EUR	Euro Currency
GBP	Great Britain Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
RUB	Russian Ruble
ZAR	South African Rand

(1)  Security is currently in default/non-income producing.

(2)  Floating or variable rate security. Interest rate disclosed is that which is in effect at August 31, 2011.

(3)  Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of August 31, 2011, the aggregate market value of those securities was $275,613,040, which represents approximately 29.65% of net assets.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $97,313,477, which represents approximately 10.47% of net assets as of August 31, 2011.

(5)  Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at August 31, 2011.

(6)  Pay-in-kind securities.

(7)

Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at August 31, 2011. Bank Loans, while exempt from registration, under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(8)	Zero coupon bond reflects effective yield on the date of purchase.
(9)	The underlying security is issued by Deutsche Bank AG London.
(10)	The underlying security is issued by JP Morgan Chase.
(11)	The underlying security is issued by HSBC Bank.
(12)	The underlying security is issued by Citigroup Global Markets.
(13)	The underlying security is issued by Barclays Bank PLC.
(14)	The underlying security is issued by Credit Suisse First Boston.
(15)	The underlying security is issued by Merrill Lynch.
(16)	The underlying security is issued by Banco Itau.

Common Abbreviations:

AS - Anonim Sirket is the Turkish term for Incorporation.

BHD - Berhad is the Malaysian term for public limited company.

BV - Besloten Vennootschap a Dutch private limited liability company.

CGM - Citigroup Global Markets.

JSC - Joint Stock Co.

LLP - Limited Liability Partnership.

Ltd. - Limited.

MTN - Medium Term Note.

OJSC - Open Joint Stock Co.

PLC - Public Limited Co.

Pte - Private.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV - A variable capital company.

SAB de CV - A variable capital company.

SCA - Soceite en Commandite par actions is the French equivalent of a limited partnership.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract Description	Contracted Amount	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
BRL	28,398,948	Purchase	09/02/2011	$17,834,534	$404,617
BRL	28,398,948	Sale	09/02/2011	17,834,534	369,111
CNY	43,251,798	Purchase	11/14/2011	6,798,513	95,648
CNY	54,911,986	Purchase	05/16/2012	8,700,594	82,653
MXN	109,014,099	Sale	09/01/2011	8,834,640	495,360
RUB	242,546,492	Sale	09/20/2011	8,380,771	167,665

					$1,615,054

CNY	43,251,798	Sale	11/14/2011	$6,798,513	$(72,572)
EUR	11,227,000	Sale	09/16/2011	16,124,168	(150,841)
GBP	1,515,000	Sale	09/16/2011	2,458,849	(3,867)
JPY	383,836,000	Sale	09/16/2011	5,013,513	(16,559)
MXN	109,014,099	Purchase	09/01/2011	8,834,640	(252,216)
RUB	242,546,492	Purchase	09/20/2011	8,380,771	(154,406)

					$(650,461)

Stone Harbor High Yield Bond Fund	Statement of Investments

August 31, 2011 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
CORPORATE BONDS - 90.72%

Aerospace/Defense - 1.87%
CPI International, Inc.		8.000%	02/15/2018	$2,225,000	$2,013,625
Huntington Ingalls Industries, Inc.		7.125%	03/15/2021	2,125,000	2,008,125	(1)
TransDigm, Inc.		7.750%	12/15/2018	2,900,000	2,965,250	(1)
Triumph Group, Inc.		8.625%	07/15/2018	1,575,000	1,685,250

					8,672,250

Automotive - 1.52%
Allison Transmission, Inc.		7.125%	05/15/2019	1,100,000	1,025,750	(1)

Chrysler Group LLC:
		8.000%	06/15/2019	950,000	833,625	(1)
		8.250%	06/15/2021	1,000,000	870,000	(1)

Ford Motor Co.:
		7.450%	07/16/2031	910,000	1,002,249
		8.900%	01/15/2032	25,000	28,823
Pinafore LLC		9.000%	10/01/2018	1,975,000	2,103,375	(1)
TRW Automotive, Inc.		8.875%	12/01/2017	550,000	602,250	(1)
UCI International, Inc.		8.625%	02/15/2019	575,000	560,625

					7,026,697

Banking - 0.86%
E*Trade Financial Corp.		12.500%	11/30/2017	1,670,000	1,928,850	(2)

Provident Funding Associates LP:
		10.250%	04/15/2017	1,025,000	1,035,250	(1)
		10.125%	02/15/2019	1,125,000	1,029,375	(1)

					3,993,475

Building Products - 1.13%
American Standard Americas		10.750%	01/15/2016	715,000	582,725	(1)
Griffon Corp.		7.125%	04/01/2018	1,400,000	1,330,000
Interface, Inc.		7.625%	12/01/2018	850,000	874,437
Interline Brands, Inc.		7.000%	11/15/2018	550,000	552,750
Norcraft Cos. LP		10.500%	12/15/2015	1,975,000	1,896,000

					5,235,912

Chemicals - 2.64%

Ineos Group Holdings Ltd.:
	EUR	7.875%	02/15/2016	200,000	237,022	(3)
		8.500%	02/15/2016	2,720,000	2,380,000	(1)
Koppers, Inc.		7.875%	12/01/2019	1,875,000	1,978,125
Lyondell Chemical Co.		8.375%	08/15/2015	945,000	0	(1)(4)
MacDermid, Inc.		9.500%	04/15/2017	1,875,000	1,865,625	(1)

Momentive Performance Materials, Inc.:
		11.500%	12/01/2016	1,375,000	1,368,125

		9.000%	01/15/2021	2,120,000	1,823,200

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Nova Chemicals Corp.		8.375%	11/01/2016	$2,375,000	$2,562,031

					12,214,128

Construction Machinery - 1.10%
Case New Holland, Inc.		7.875%	12/01/2017	950,000	1,033,125

The Manitowoc Co., Inc.:
		9.500%	02/15/2018	1,975,000	2,058,938
		8.500%	11/01/2020	100,000	100,000
United Rentals North America,Inc.		8.375%	09/15/2020	2,050,000	1,880,875

					5,072,938

Consumer Products - 0.78%
Armored Autogroup, Inc.		9.250%	11/01/2018	1,025,000	907,125	(1)
Elizabeth Arden, Inc.		7.375%	03/15/2021	850,000	847,875
NBTY, Inc.		9.000%	10/01/2018	800,000	844,000
Visant Corp.		10.000%	10/01/2017	1,025,000	1,004,500

					3,603,500

Containers/Packaging - 2.83%
ARD Finance SA		11.125%	06/01/2018	825,000	713,625	(1)(2)

Ardagh Packaging Finance PLC:
		9.125%	10/15/2020	1,450,000	1,406,500	(1)
	EUR	9.250%	10/15/2020	500,000	634,750	(3)
BWAY Holding Co.		10.000%	06/15/2018	1,275,000	1,357,875
Graham Packaging Co. LP		8.250%	10/01/2018	625,000	632,813
Owens-Illinois, Inc.		7.800%	05/15/2018	325,000	337,187
Pregis Corp.		12.375%	10/15/2013	1,085,000	1,003,625
Radnor Holdings Corp.		11.000%	03/15/2012	25,000	2	(4)

Reynolds Group Issuer, Inc.:
		7.750%	10/15/2016	1,850,000	1,900,875	(1)
		9.000%	04/15/2019	2,900,000	2,624,500	(1)
		8.250%	02/15/2021	650,000	550,875	(1)
Reynolds Group, Inc.		8.500%	05/15/2018	975,000	875,063	(1)
Solo Cup Co.		8.500%	02/15/2014	1,160,000	1,070,100

					13,107,790

Drillers/Services - 3.56%

Basic Energy Services, Inc.:
		7.125%	04/15/2016	1,150,000	1,132,750
		7.750%	02/15/2019	1,025,000	1,017,313	(1)
CHC Helicopter SA		9.250%	10/15/2020	2,325,000	1,941,375	(1)
Complete Production Services,Inc.		8.000%	12/15/2016	1,975,000	2,004,625
Exterran Holdings, Inc.		7.250%	12/01/2018	1,125,000	1,094,062	(1)
Hercules Offshore LLC		10.500%	10/15/2017	2,255,000	2,232,450	(1)
Hornbeck Offshore Services, Inc.		8.000%	09/01/2017	1,875,000	1,865,625

Offshore Group Investments Ltd.:
		11.500%	08/01/2015	245,000	262,150	(1)
		11.500%	08/01/2015	1,230,000	1,316,100
Parker Drilling Co.		9.125%	04/01/2018	525,000	548,625
PHI, Inc.		8.625%	10/15/2018	800,000	802,000
SESI LLC		6.375%	05/01/2019	1,100,000	1,080,750	(1)

	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Trinidad Drilling Ltd.	7.875%	01/15/2019	$1,150,000	$1,178,750	(1)

				16,476,575

Electric - 5.62%

The AES Corp.:
	9.750%	04/15/2016	925,000	1,026,750
	8.000%	10/15/2017	2,225,000	2,347,375
	7.375%	07/01/2021	2,375,000	2,401,719	(1)
Calpine Corp.:
	7.875%	07/31/2020	2,250,000	2,317,500	(1)
	7.500%	02/15/2021	1,925,000	1,953,875	(1)
Dynegy Holdings, Inc.:
	8.375%	05/01/2016	3,070,000	2,041,550
	7.125%	05/15/2018	500,000	292,500
	7.750%	06/01/2019	460,000	282,900
	7.625%	10/15/2026	25,000	14,250
Edison Mission Energy:
	7.750%	06/15/2016	1,825,000	1,396,125
	7.000%	05/15/2017	150,000	105,750
	7.200%	05/15/2019	1,540,000	1,031,800
	7.625%	05/15/2027	1,135,000	720,725

GenOn Energy, Inc.:
	9.500%	10/15/2018	1,650,000	1,658,250
	9.875%	10/15/2020	1,875,000	1,893,750
NRG Energy, Inc.:
	7.625%	05/15/2019	775,000	757,562	(1)
	8.500%	06/15/2019	2,300,000	2,357,500
	8.250%	09/01/2020	1,235,000	1,253,525
	7.875%	05/15/2021	2,200,000	2,172,500	(1)

				26,025,906

Exploration & Production - 4.75%
Atlas Pipeline Partners LP	8.750%	06/15/2018	225,000	232,875
Concho Resources, Inc.	7.000%	01/15/2021	1,450,000	1,489,875
Eagle Rock Energy Partners LP	8.375%	06/01/2019	2,110,000	2,075,713	(1)
Encore Acquisition Co.	9.500%	05/01/2016	1,000,000	1,100,000

Linn Energy LLC:
	6.500%	05/15/2019	250,000	239,375	(1)
	7.750%	02/01/2021	3,225,000	3,305,625	(1)
MEG Energy Corp.	6.500%	03/15/2021	1,875,000	1,882,031	(1)

NFR Energy LLC:
	9.750%	02/15/2017	225,000	201,375	(1)
	9.750%	02/15/2017	1,075,000	962,125	(1)
Oasis Petroleum, Inc.	7.250%	02/01/2019	2,150,000	2,112,375	(1)
Penn Virginia Corp.	10.375%	06/15/2016	750,000	821,250

Plains Exploration & Production Co.:
	7.625%	06/01/2018	800,000	826,000
	7.625%	04/01/2020	1,050,000	1,097,250
Quicksilver Resources, Inc.	11.750%	01/01/2016	700,000	775,250

SandRidge Energy, Inc.:
	8.000%	06/01/2018	575,000	572,125	(1)
	8.750%	01/15/2020	1,000,000	1,010,000
	7.500%	03/15/2021	2,000,000	1,952,500	(1)

	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Venoco, Inc.	8.875%	02/15/2019	$1,475,000	$1,327,500

				21,983,244

Financial Other - 0.23%
International Lease Finance Corp.	8.250%	12/15/2020	1,025,000	1,045,500

Food & Beverage - 3.01%
Cott Beverages, Inc.	8.375%	11/15/2017	900,000	938,250

Dean Foods Co.:
	7.000%	06/01/2016	2,225,000	2,124,875
	9.750%	12/15/2018	2,700,000	2,774,250
Del Monte Foods Co.	7.625%	02/15/2019	3,475,000	3,466,313	(1)
Michael Foods, Inc.	9.750%	07/15/2018	725,000	764,875

Pinnacle Foods Finance LLC:
	9.250%	04/01/2015	1,825,000	1,866,062
	10.625%	04/01/2017	425,000	442,000
	8.250%	09/01/2017	1,550,000	1,581,000

				13,957,625

Gaming - 3.94%
Ameristar Casinos, Inc.	7.500%	04/15/2021	355,000	355,888	(1)
Boyd Gaming Corp.	9.125%	12/01/2018	2,150,000	2,015,625	(1)
Caesars Entertainment Operating Co., Inc.	12.750%	04/15/2018	1,165,000	1,033,938
Harrah’s Operating Co., Inc.	5.375%	12/15/2013	1,100,000	1,006,500

Isle of Capri Casinos, Inc.:
	7.000%	03/01/2014	2,300,000	2,225,250
	7.750%	03/15/2019	1,225,000	1,206,625	(1)
Jacobs Entertainment, Inc.	9.750%	06/15/2014	205,000	202,437

MGM Resorts International:
	5.875%	02/27/2014	2,025,000	1,944,000
	6.875%	04/01/2016	1,140,000	974,700
	10.000%	11/01/2016	1,025,000	1,037,812	(1)
	11.125%	11/15/2017	800,000	896,000
	9.000%	03/15/2020	875,000	938,437
Pinnacle Entertainment, Inc.:
	7.500%	06/15/2015	2,605,000	2,611,512
	8.625%	08/01/2017	775,000	811,813
	8.750%	05/15/2020	950,000	959,500

				18,220,037

Gas Distributors - 1.12%

Inergy LP:
	8.750%	03/01/2015	556,000	569,900
	7.000%	10/01/2018	300,000	293,250
	6.875%	08/01/2021	1,850,000	1,778,312	(1)
Niska Gas Storage US LLC	8.875%	03/15/2018	2,200,000	2,233,000
Regency Energy Partners LP	6.875%	12/01/2018	300,000	307,500

				5,181,962

	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Gas Pipelines - 2.67%

ANR Pipeline Co.:
	7.375%	02/15/2024	$60,000	$78,005
	7.000%	06/01/2025	10,000	12,312
Copano Energy LLC:
	7.750%	06/01/2018	675,000	690,187
	7.125%	04/01/2021	1,525,000	1,521,188
Crosstex Energy, Inc.	8.875%	02/15/2018	1,950,000	2,028,000
El Paso Corp., Series GMTN	7.800%	08/01/2031	1,900,000	2,143,308

MarkWest Energy Partners LP:
Series B	8.750%	04/15/2018	850,000	898,875
	6.750%	11/01/2020	475,000	489,250
	6.500%	08/15/2021	650,000	664,625
Sabine Pass LNG LP	7.250%	11/30/2013	2,175,000	2,164,125

Targa Resources Partners LP:
	7.875%	10/15/2018	775,000	817,625
	6.875%	02/01/2021	850,000	843,625	(1)

				12,351,125

Healthcare - 7.86%

Alere, Inc.:
	7.875%	02/01/2016	1,150,000	1,116,938
	9.000%	05/15/2016	430,000	424,088
American Renal Holdings, Inc.	8.375%	05/15/2018	1,875,000	1,879,688
Biomet, Inc.	11.625%	10/15/2017	1,925,000	2,069,375
CDRT Merger Sub, Inc.	8.125%	06/01/2019	2,200,000	2,057,000	(1)
Community Health Systems, Inc.	8.875%	07/15/2015	4,325,000	4,395,281
ConvaTec Healthcare E SA	10.500%	12/15/2018	2,100,000	1,921,500	(1)
HCA Holdings, Inc.	7.750%	05/15/2021	275,000	272,250	(1)
HCA, Inc.	7.500%	02/15/2022	6,425,000	6,376,812
HealthSouth Corp.	8.125%	02/15/2020	3,425,000	3,489,219
IASIS Healthcare LLC	8.375%	05/15/2019	2,150,000	1,886,625	(1)
Multiplan, Inc.	9.875%	09/01/2018	375,000	382,500	(1)
Radiation Therapy Services, Inc.	9.875%	04/15/2017	2,275,000	2,115,750

Surgical Care Affiliates, Inc.:
	8.875%	07/15/2015	984,000	993,840	(1)(2)
	10.000%	07/15/2017	1,275,000	1,271,812	(1)

United Surgical Partners International, Inc.:
	8.875%	05/01/2017	125,000	129,375
	9.250%	05/01/2017	1,220,000	1,262,700	(2)
Vanguard Health Holding Co. II LLC	8.000%	02/01/2018	4,525,000	4,332,687
Vanguard Health Systems, Inc.	0.000%	02/01/2016	10,000	6,450	(5)

				36,383,890

Industrial Other - 1.04%
Park-Ohio Industries, Inc.	8.125%	04/01/2021	1,250,000	1,209,375
RBS Global, Inc.	8.500%	05/01/2018	3,550,000	3,603,250

				4,812,625

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Leisure - 2.03%

AMC Entertainment, Inc.:
		8.000%	03/01/2014	$550,000	$536,250
		9.750%	12/01/2020	3,725,000	3,613,250
Cinemark USA, Inc.:
		8.625%	06/15/2019	1,775,000	1,872,625
		7.375%	06/15/2021	1,175,000	1,142,688	(1)
Regal Cinemas Corp.		8.625%	07/15/2019	1,700,000	1,768,000
Regal Entertainment Group		9.125%	08/15/2018	475,000	482,125

					9,414,938

Media Cable - 4.28%
Atlantic Broadband Finance LLC		9.375%	01/15/2014	1,710,000	1,710,000

Cablevision Systems Corp.:
		8.625%	09/15/2017	1,725,000	1,837,125
		7.750%	04/15/2018	525,000	546,000
		8.000%	04/15/2020	750,000	789,375
CCO Holdings LLC		7.000%	01/15/2019	425,000	429,250
Cequel Communications Holdings I LLC		8.625%	11/15/2017	1,175,000	1,227,875	(1)

CSC Holdings LLC:
		7.625%	07/15/2018	325,000	342,875
		8.625%	02/15/2019	475,000	526,062

DISH DBS Corp.:
		7.125%	02/01/2016	960,000	984,000
		7.875%	09/01/2019	2,750,000	2,935,625
		6.750%	06/01/2021	850,000	860,625	(1)
Insight Communications Co., Inc.		9.375%	07/15/2018	575,000	659,813	(1)
Mediacom LLC		9.125%	08/15/2019	500,000	507,500
Nara Cable Funding Ltd.	EUR	8.875%	12/01/2018	700,000	882,366	(3)
Ono Finance II PLC		10.875%	07/15/2019	805,000	720,475	(1)
Unitymedia Hesson GmbH & Co.		8.125%	12/01/2017	125,000	128,125	(1)

UPC Holding BV:
		9.875%	04/15/2018	2,800,000	2,940,000	(1)
	EUR	8.375%	08/15/2020	200,000	267,188	(3)

Virgin Media Finance PLC:
Series 1		9.500%	08/15/2016	1,100,000	1,218,250	(1)
		8.375%	10/15/2019	275,000	297,687

					19,810,216

Media Other - 3.43%
AMC Networks, Inc.		7.750%	07/15/2021	900,000	933,750	(1)
Bonten Media Acquisition Co.		9.000%	06/01/2015	539,195	413,832	(1)(2)
Citadel Broadcasting Corp.		7.750%	12/15/2018	400,000	432,000	(1)
Entravision Communications Corp.		8.750%	08/01/2017	2,635,000	2,582,300
Fox Acquisition Sub LLC		13.375%	07/15/2016	1,665,000	1,769,062	(1)
Interep National Radio Sales, Inc., Series B		10.000%	07/01/2008	4,000	0	(4)

Lamar Media Corp.:
		6.625%	08/15/2015	710,000	710,000
Series B		6.625%	08/15/2015	1,680,000	1,675,800
Series C		6.625%	08/15/2015	200,000	199,500

	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Radio One, Inc.	15.000%	05/11/2016	$2,497,796	$2,366,662	(1)(2)

Sinclair Television Group, Inc.:
	9.250%	11/01/2017	800,000	856,000	(1)
	8.375%	10/15/2018	1,325,000	1,334,938

Univision Communications, Inc.:
	7.875%	11/01/2020	1,900,000	1,833,500	(1)
	8.500%	05/15/2021	900,000	774,000	(1)

				15,881,344

Metals/Mining/Steel - 4.93%

APERAM:
	7.375%	04/01/2016	850,000	786,250	(1)
	7.750%	04/01/2018	1,425,000	1,325,250	(1)
Arch Coal, Inc.:
	7.000%	06/15/2019	650,000	643,500	(1)
	7.250%	06/15/2021	1,575,000	1,559,250	(1)
Atkore International, Inc.	9.875%	01/01/2018	2,074,000	2,027,335	(1)

Cloud Peak Energy Resources LLC:
	8.250%	12/15/2017	400,000	414,000
	8.500%	12/15/2019	1,450,000	1,489,875
Consol Energy, Inc.:
	8.000%	04/01/2017	1,175,000	1,255,781
	8.250%	04/01/2020	800,000	864,000
Drummond Co., Inc.	7.375%	02/15/2016	1,475,000	1,504,500
FMG Resources August 2006 Property Ltd.	7.000%	11/01/2015	1,115,000	1,117,787	(1)
JMC Steel Group	8.250%	03/15/2018	1,600,000	1,572,000	(1)
Mirabela Nickel Ltd.	8.750%	04/15/2018	2,325,000	2,173,875	(1)
Novelis, Inc.	8.375%	12/15/2017	1,800,000	1,867,500
Penn Virginia Resource Partners LP	8.250%	04/15/2018	2,130,000	2,087,400
Taseko Mines Ltd.	7.750%	04/15/2019	2,225,000	2,119,313

				22,807,616

Non Captive Finance - 0.27%
Ally Financial, Inc.	6.250%	12/01/2017	790,000	762,876
PHH Corp.	9.250%	03/01/2016	450,000	469,125

				1,232,001

Paper/Forest Products - 3.31%
Ainsworth Lumber Co. Ltd.	11.000%	07/29/2015	1,994,906	1,491,192	(1)(2)
Boise Paper Holdings LLC	8.000%	04/01/2020	2,000,000	2,055,000

Cascades, Inc.:
	7.750%	12/15/2017	1,750,000	1,706,250
	7.875%	01/15/2020	650,000	628,875
Catalyst Paper Corp.	11.000%	12/15/2016	1,540,000	1,024,100	(1)
Graphic Packaging International, Inc.	9.500%	06/15/2017	2,155,000	2,354,338
Mercer International, Inc.	9.500%	12/01/2017	1,650,000	1,650,000
NewPage Corp.	11.375%	12/31/2014	1,215,000	1,075,275

Verso Paper Holdings LLC:
Series B	11.375%	08/01/2016	1,805,000	1,416,925
	8.750%	02/01/2019	595,000	477,487

	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Xerium Technologies, Inc.	8.875%	06/15/2018	$1,500,000	$1,440,000	(1)

				15,319,442

Property & Casualty Insurance - 0.25%
CNO Financial Group, Inc.	9.000%	01/15/2018	1,100,000	1,149,500	(1)

Publishing/Printing - 1.70%
Baker & Taylor, Inc.	11.500%	07/01/2013	1,295,000	990,675	(1)

Cenveo Corp.:
	7.875%	12/01/2013	3,400,000	2,707,250
	8.375%	06/15/2014	650,000	550,875
	10.500%	08/15/2016	350,000	306,250	(1)
	8.875%	02/01/2018	500,000	407,500
Dex One Corp.	12.000%	01/29/2017	15,236	5,561	(2)
IDEARC, Inc.	8.000%	11/15/2016	1,265,000	0	(4)
The McClatchy Co.	11.500%	02/15/2017	2,535,000	2,458,950
Nielsen Finance LLC	7.750%	10/15/2018	450,000	466,875

				7,893,936

Refining - 0.54%

Petroplus Finance Ltd.:

	6.750%	05/01/2014	1,585,000	1,434,425	(1)
	7.000%	05/01/2017	925,000	809,375	(1)
	9.375%	09/15/2019	300,000	271,500	(1)

				2,515,300

REITS - 0.41%
CB Richard Ellis Services, Inc.	11.625%	06/15/2017	1,675,000	1,909,500

Restaurants - 0.09%
DineEquity, Inc.	9.500%	10/30/2018	358,000	373,215
Sbarro, Inc.	10.375%	02/01/2015	225,000	30,375	(4)

				403,590

Retail Food/Drug - 0.75%

Albertsons, Inc.:
	8.700%	05/01/2030	725,000	648,875
	8.000%	05/01/2031	625,000	518,750
American Stores Co.:
	7.900%	05/01/2017	550,000	530,750
	8.000%	06/01/2026	1,465,000	1,303,850
Series MTNB	7.100%	03/20/2028	600,000	465,000

				3,467,225

Retail Non Food/Drug - 3.87%
The Bon-Ton Department Stores, Inc.	10.250%	03/15/2014	1,380,000	1,252,350

Claire’s Stores, Inc.:
	9.250%	06/01/2015	550,000	468,875
	9.625%	06/01/2015	1,308,282	1,128,393	(2)
	8.875%	03/15/2019	1,150,000	987,563

	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Express LLC	8.750%	03/01/2018	$1,300,000	$1,378,000
JC Penney Corp., Inc.	7.400%	04/01/2037	1,475,000	1,379,125

Limited Brands, Inc.:
	7.000%	05/01/2020	1,000,000	1,037,500
	6.625%	04/01/2021	625,000	635,938
	6.950%	03/01/2033	1,350,000	1,228,500
	7.600%	07/15/2037	400,000	386,000
Macy’s Retail Holdings, Inc.	7.875%	08/15/2036	325,000	355,961
Michaels Stores, Inc.	7.750%	11/01/2018	725,000	689,656
Petco Animal Supplies, Inc.	9.250%	12/01/2018	1,060,000	1,102,400	(1)
QVC, Inc.	7.500%	10/01/2019	1,150,000	1,244,875	(1)
RadioShack Corp.	6.750%	05/15/2019	2,250,000	2,115,000	(1)
Toys R Us Delaware, Inc.	7.375%	09/01/2016	375,000	365,625	(1)
Toys R Us Property Co. I LLC	10.750%	07/15/2017	2,000,000	2,170,000

				17,925,761

Satellite - 0.28%

Intelsat Jackson Holdings SA:
	7.250%	04/01/2019	375,000	362,812	(1)
	8.500%	11/01/2019	900,000	936,000

				1,298,812

Services Other - 4.64%
American Residential Services LLC	12.000%	04/15/2015	1,075,000	1,124,719	(1)
ARAMARK Corp.	8.500%	02/01/2015	2,270,000	2,355,125
ARAMARK Holdings Corp.	8.625%	05/01/2016	1,475,000	1,486,062	(1)(2)
Brickman Group Holdings, Inc.	9.125%	11/01/2018	2,250,000	2,131,875	(1)
The Geo Group, Inc.	7.750%	10/15/2017	2,300,000	2,426,500
GXS Worldwide, Inc.	9.750%	06/15/2015	2,175,000	2,142,375
Interactive Data Corp.	10.250%	08/01/2018	1,875,000	1,996,875
Iron Mountain, Inc.:
	8.750%	07/15/2018	1,200,000	1,236,000
	8.000%	06/15/2020	375,000	385,312
	8.375%	08/15/2021	325,000	338,000
The ServiceMaster Co.:
	10.750%	07/15/2015	1,800,000	1,863,000	(1)(2)
	7.450%	08/15/2027	325,000	251,875
Trans Union LLC	11.375%	06/15/2018	1,875,000	2,085,938
West Corp.:
	8.625%	10/01/2018	350,000	343,000
	7.875%	01/15/2019	1,350,000	1,296,000

				21,462,656

Technology - 4.32%
Buccaneer Merger Sub, Inc.	9.125%	01/15/2019	1,050,000	1,055,250	(1)
CommScope, Inc.	8.250%	01/15/2019	1,750,000	1,741,250	(1)
First Data Corp.	12.625%	01/15/2021	1,595,000	1,515,250	(1)
Freescale Semiconductor, Inc.	8.050%	02/01/2020	1,250,000	1,200,000
iGate Corp.	9.000%	05/01/2016	1,750,000	1,662,500	(1)
Lawson Software, Inc.	11.250%	07/15/2018	2,080,000	1,913,600	(1)
MEMC Electronic Materials, Inc.	7.750%	04/01/2019	1,660,000	1,464,950	(1)
NXP BV	9.750%	08/01/2018	2,125,000	2,247,187	(1)
Seagate HDD Cayman	7.750%	12/15/2018	2,075,000	2,069,812	(1)
Sensata Technologies BV	6.500%	05/15/2019	1,175,000	1,136,813	(1)

	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
SSI Investments II	11.125%	06/01/2018	$1,950,000	$2,057,250

SunGard Data Systems, Inc.:
	7.375%	11/15/2018	1,625,000	1,555,938
	7.625%	11/15/2020	375,000	360,000

				19,979,800

Textile/Apparel - 0.83%

Levi Strauss & Co.:
	8.875%	04/01/2016	725,000	748,563
	7.625%	05/15/2020	1,550,000	1,515,125
Quiksilver, Inc.	6.875%	04/15/2015	1,700,000	1,602,250

				3,865,938

Transportation - Non Air/Rail - 0.68%
CMA CGM SA	8.500%	04/15/2017	1,525,000	701,500	(1)
General Maritime Corp.	12.000%	11/15/2017	2,755,000	1,460,150
Teekay Corp.	8.500%	01/15/2020	1,025,000	1,001,938

				3,163,588

Wireless - 3.48%
Crown Castle International Corp.	9.000%	01/15/2015	3,050,000	3,301,625

MetroPCS Wireless, Inc.:
	7.875%	09/01/2018	1,300,000	1,324,375
	6.625%	11/15/2020	975,000	914,063
Nextel Communications, Inc., Series D	7.375%	08/01/2015	2,325,000	2,290,125
NII Capital Corp.	7.625%	04/01/2021	600,000	615,000
SBA Telecommunications, Inc.	8.250%	08/15/2019	700,000	743,750
Sprint Capital Corp.	8.750%	03/15/2032	4,700,000	4,841,000
Wind Acquisition Finance SA	12.250%	07/15/2017	2,078,611	2,089,004	(1)(2)

				16,118,942

Wirelines - 4.10%

Cincinnati Bell, Inc.:
	8.250%	10/15/2017	975,000	977,438
	8.750%	03/15/2018	1,545,000	1,456,162
	8.375%	10/15/2020	50,000	49,375
Citizens Communications Co.	9.000%	08/15/2031	5,590,000	5,349,630
Embarq Corp.	7.995%	06/01/2036	1,575,000	1,501,128

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
ITC Deltacom, Inc.		10.500%	04/01/2016	$2,025,000	$2,085,750

Level 3 Financing, Inc.:
		4.202%	02/15/2015	175,000	153,125	(6)
		10.000%	02/01/2018	2,250,000	2,278,125
Qwest Corp.:
		7.500%	06/15/2023	425,000	421,281
		6.875%	09/15/2033	2,150,000	2,074,750
Windstream Corp.:
		7.875%	11/01/2017	675,000	712,969
		7.750%	10/15/2020	400,000	410,000
		7.750%	10/01/2021	515,000	525,300
		7.500%	04/01/2023	1,000,000	972,500

					18,967,533

TOTAL CORPORATE BONDS					419,952,817

(Cost $422,354,104)

CONVERTIBLE CORPORATE BONDS - 1.89%

Aerospace/Defense - 0.03%
Alliant Techsystems, Inc.		2.750%	09/15/2011	147,000	147,735

Airlines - 0.03%
AirTran Holdings, Inc.		5.250%	11/01/2016	110,000	143,963

Automotive - 0.21%
Cie Generale des Etablissements Michelin, Series ML	EUR	1.197%	01/01/2017	166,631	262,281	(5)
Suzuki Motor Corp., Series 4	JPY	0.000%	03/29/2013	25,000,000	323,580	(1)(5)
TRW Automotive, Inc.		3.500%	12/01/2015	250,000	395,000

					980,861

Banking - 0.01%
MF Global Holdings Ltd.		3.375%	08/01/2018	38,000	32,680

Building Products - 0.02%

Cemex SAB de CV:
		3.250%	03/15/2016	49,000	34,790	(1)
		3.750%	03/15/2018	100,000	70,000	(1)

					104,790

Containers/Packaging - 0.06%
Owens-Brockway Glass Container, Inc.		3.000%	06/01/2015	293,000	263,334	(1)

Drillers/Services - 0.19%
Hercules Offshore, Inc.		3.375%	06/01/2038	252,000	222,705	(7)
Newpark Resources, Inc.		4.000%	10/01/2017	152,000	167,770
SESI LLC		1.500%	12/15/2026	160,000	161,400	(7)
Subsea 7 SA, Series ACY		2.250%	10/11/2013	300,000	351,900

					903,775

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Exploration & Production - 0.03%
InterOil Corp.		2.750%	11/15/2015	$9,000	$8,370
Quicksilver Resources, Inc.		1.875%	11/01/2024	138,000	136,620

					144,990

Food & Beverage - 0.11%
Smithfield Foods, Inc.		4.000%	06/30/2013	163,000	190,914
Tyson Foods, Inc.		3.250%	10/15/2013	280,000	340,900

					531,814

Healthcare - 0.13%
Amylin Pharmaceuticals, Inc.		3.000%	06/15/2014	182,000	165,848
Dendreon Corp.		2.875%	01/15/2016	375,000	286,875
Hologic, Inc.		2.000%	12/15/2037	59,000	56,197	(7)
Integra LifeSciences Holdings Corp.		1.625%	12/15/2016	92,000	85,445	(1)

					594,365

Industrial Other - 0.03%
Altra Holdings, Inc.		2.750%	03/01/2031	153,000	132,727	(1)

Lodging - 0.01%
Home Inns & Hotels Management, Inc.		2.000%	12/15/2015	56,000	54,110	(1)

Metals/Mining/Steel - 0.02%
RTI International Metals, Inc.		3.000%	12/01/2015	109,000	115,131

Pharmaceuticals - 0.15%
Gilead Sciences, Inc.		1.000%	05/01/2014	282,000	311,257
PDL BioPharma, Inc.		3.750%	05/01/2015	74,000	73,260
Savient Pharmaceuticals, Inc.		4.750%	02/01/2018	162,000	122,715
Teva Pharmaceutical Finance Co. LLC, Series C		0.250%	02/01/2026	175,000	182,000

					689,232

Property & Casualty Insurance - 0.01%
Radian Group, Inc.		3.000%	11/15/2017	71,000	41,979

Railroads - 0.04%
Greenbrier Cos., Inc.		3.500%	04/01/2018	202,000	169,932	(1)

Technology - 0.75%

Alcatel-Lucent, Series ALU	EUR	0.162%	01/01/2015	2,000,000	97,201

Alcatel-Lucent USA, Inc.:
Series A		2.875%	06/15/2023	330,000	294,112
Series B		2.750%	06/15/2025	90,000	86,062
Callidus Software, Inc.		4.750%	06/01/2016	94,000	86,363	(1)
Comtech Telecommunications Corp.		3.000%	05/01/2029	284,000	295,005
Digital River, Inc.		2.000%	11/01/2030	255,000	220,575	(1)
Hon Hai Precision Industry Co. Ltd.		0.000%	10/12/2013	100,000	94,250	(5)
Intel Corp.		3.250%	08/01/2039	148,000	170,755
Ixia		3.000%	12/15/2015	271,000	245,933	(1)

	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Mentor Graphics Corp.	4.000%	04/01/2031	$183,000	$173,850	(1)

Micron Technology, Inc.:
	1.875%	06/01/2014	187,000	178,585
	1.875%	06/01/2027	121,000	103,758
Series A	1.500%	08/01/2031	125,000	108,125	(1)
Novellus Systems, Inc.	2.625%	05/15/2041	44,000	38,445	(1)

ON Semiconductor Corp.:
Series B	0.221%	04/15/2024	375,000	382,969	(5)
	2.625%	12/15/2026	303,000	322,316
Rudolph Technologies, Inc.	3.750%	07/15/2016	44,000	37,675	(1)
SanDisk Corp.	1.500%	08/15/2017	242,000	243,210

WebMD Health Corp.:
	2.250%	03/31/2016	40,000	36,650	(1)
	2.500%	01/31/2018	100,000	86,375	(1)
Xilinx, Inc.	3.125%	03/15/2037	146,000	162,060

				3,464,274

Transportation - Non Air/Rail - 0.01%
Ultrapetrol Bahamas Ltd.	7.250%	01/15/2017	31,000	27,241	(1)

Wirelines - 0.05%
Earthlink, Inc.	3.250%	11/15/2026	222,000	225,885	(7)

TOTAL CONVERTIBLE CORPORATE BONDS				8,768,818

(Cost $9,094,656)

BANK LOANS - 1.85%(8)

Building Products - 0.03%

Collins & Aikman Floorcoverings, Inc. - Loan:
	2.749%	09/14/2011	146,939	134,816
	2.747%	09/21/2011	18,367	16,852
	2.746%	09/30/2011	7,113	6,527

				158,195

Electric - 0.85%

Texas Competitive Electric Holdings Co., LLC - 2017 Term Loan:
	4.706%	09/09/2011	2,426,585	1,789,607
	4.772%	11/09/2011	2,906,023	2,143,192

				3,932,799

Gaming - 0.46%

Caesers Entertainment Operating Co., Inc. - Term B-2 Loan:
	3.218%	09/26/2011	865,069	748,646
	3.253%	10/25/2011	1,609,931	1,393,261

				2,141,907

Non Captive Finance - 0.42%
iStar Financial, Inc. - Tranche A-2 Loan	7.000%	09/02/2011	2,000,000	1,935,834

	Rate	Maturity Date	Principal Amount/Shares*	Market Value (Expressed in U.S. $)
Publishing/Printing - 0.09%

Merrill Communications LLC - Loan (Second Lien):
	13.750%	09/30/2011	$150,000	$144,750
	14.000%	11/01/2011	7,125	6,875
R.H. Donnelley, Inc. - Loan:
	9.000%	09/30/2011	28,414	16,338
	9.000%	10/31/2011	111,820	64,297
	9.000%	11/30/2011	115,349	66,326
Tribune Co. - Tranche X Advance	5.000%	06/30/2011	192,000	115,200	(4)

				413,786

TOTAL BANK LOANS				8,582,521

(Cost $8,865,679)

COMMON STOCKS - 0.42%

Chemicals - 0.04%

LyondellBasell Industries NV
			4,658	161,400

Food & Beverage - 0.04%

Archer-Daniels-Midland Co.
			7,000	199,360

Healthcare - 0.01%

Life Technologies Corp.
			613	25,746	(9)

Media Cable - 0.33%

Charter Communications, Inc.
			31,035	1,548,026	(9)

Publishing/Printing - 0.00%(10)

Dex One Corp.
			12,498	17,747	(9)
SuperMedia, Inc.
			998	2,116	(9)

				19,863

TOTAL COMMON STOCKS				1,954,395

(Cost $4,410,861)

PREFERRED STOCKS - 0.27%

Banking - 0.12%
Wells Fargo & Co.	7.500%	12/31/2049	345	359,135
Wintrust Financial Corp.	7.500%	12/15/2013	3,450	178,537

				537,672

Electric - 0.02%
PPL Corp.	8.750%	05/11/2014	1,300	71,110

	Rate	Maturity Date	Shares	Market Value (Expressed in U.S. $)
Exploration & Production - 0.07%
Apache Corp.	6.000%	08/01/2013	5,540	$321,929

Life - 0.04%
Hartford Financial Services Group, Inc.	7.250%	04/01/2013	3,400	73,814
MetLife, Inc.	5.000%	09/11/2013	1,850	121,083

				194,897

Metals/Mining/Steel - 0.02%
AngloGold Ashanti Holdings Finance PLC	6.000%	09/15/2013	950	47,310
Molycorp, Inc.	5.500%	03/01/2014	550	59,070

				106,380

Technology - 0.00%(10)
Unisys Corp.	6.250%	03/01/2014	70	4,197

TOTAL PREFERRED STOCKS				1,236,185

(Cost $1,225,746)

WARRANTS - 0.06%

Media Other - 0.06%
Citadel Broadcasting Corp. expires 06/03/2030, strike price $0.001			8,540	272,853	(9)

Publishing/Printing - 0.00%
Readers Digest expires 02/19/2014			1,498	0	(9)

TOTAL WARRANTS				272,853

(Cost $576,017)

SHORT TERM INVESTMENTS - 2.85%

Money Market Mutual Funds - 2.85%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Shares (0.061% 7-Day Yield)			13,169,980	13,169,980

TOTAL SHORT TERM INVESTMENTS				13,169,980

(Cost $13,169,980)

Total Investments - 98.06%				453,937,569
(Cost $459,697,043)

Other Assets in Excess of Liabilities - 1.94%				8,998,134

Net Assets - 100.00%				$462,935,703

* The principal/contract amount of each security is stated in the currency in which the bond is denominated (U.S. Dollar unless otherwise notated). See below.

EUR	Euro Currency
JPY	Japanese Yen

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $147,470,445, which represents approximately 31.86% of net assets as of August 31, 2011.

(2)	Pay-in-kind securities.
(3)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of August 31, 2011, the aggregate market value of those securities was $2,021,326, which represents approximately 0.44% of net assets.

(4)	Security is currently in default/non-income producing.
(5)	Zero coupon bond reflects effective yield on the date of purchase.
(6)	Floating or variable rate security. Interest rate disclosed is that which is in effect at August 31, 2011.
(7)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at August 31, 2011.
(8)

Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at August 31, 2011. Bank Loans, while exempt from registration, under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(9)	Non-income producing security.
(10)	Amount represents less than 0.005% of net assets.

Common Abbreviations:

BV - Besloten Vennootschap a Dutch private limited liability company.

GmbH - Gesellschaft mit bescharankter Haftung is the German term for limited liability company.

LLC - Limited Liability Corp.

LP - Limited Partnership.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Co.

REIT - Real Estate Investment Trust.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

Sab de CV - A variable capital company.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract Description	Contracted Amount	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation
EUR	95,033	Purchase	09/16/2011	$136,485	$1,339

					$1,339

Contract Description	Contracted Amount	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized (Depreciation)
EUR	115,000	Purchase	09/16/2011	$165,162	$(429)
EUR	1,926,000	Sale	09/16/2011	2,766,113	(41,285)
JPY	24,856,000	Sale	09/16/2011	324,659	(1,072)

					$(42,786)

See Notes to Quarterly Statement of Investments.

Stone Harbor Local Markets Fund				Statement of Investments

				August 31, 2011 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount *	Market Value (Expressed in U.S. $)

SOVEREIGN DEBT OBLIGATIONS - 49.58%

Brazil - 2.45%
Brazil Letras do Tesouro Nacional	BRL	0.000%	01/01/2015	$8,100,000	$3,536,216	(1)

Nota Do Tesouro Nacional:
	BRL	10.000%	01/01/2013	5,100,000	3,157,923
	BRL	10.000%	01/01/2014	18,985,000	11,615,558
	BRL	10.000%	01/01/2015	5,300,000	3,201,302
	BRL	10.000%	01/01/2021	360,000	206,570

					21,717,569

Colombia - 3.99%
Bogota Distrio Capital	COP	9.750%	07/26/2028	34,200,000,000	26,259,175	(2)

Republic of Colombia:
	COP	12.000%	10/22/2015	900,000,000	648,805
	COP	7.750%	04/14/2021	5,744,000,000	3,823,055
	COP	9.850%	06/28/2027	6,000,000,000	4,646,693

					35,377,728

Hungary - 1.34%

Hungarian Government:
	HUF	5.500%	02/12/2014	170,000,000	885,987
	HUF	6.750%	08/22/2014	282,710,000	1,513,115
	HUF	8.000%	02/12/2015	1,726,700,000	9,539,279

					11,938,381

Malaysia - 10.08%

Malaysian Government:
	MYR	3.434%	08/15/2014	2,400,000	810,996
	MYR	3.835%	08/12/2015	44,300,000	15,125,561
	MYR	4.262%	09/15/2016	142,000,000	49,542,910
	MYR	4.012%	09/15/2017	67,020,000	23,028,998
	MYR	4.378%	11/29/2019	580,000	203,573
	MYR	4.160%	07/15/2021	2,300,000	803,998

					89,516,036

	Currency	Rate	Maturity Date	Principal Amount *	Market Value (Expressed in U.S. $)
Mexico - 7.95%

Mexican Bonos:
	MXN	7.250%	12/15/2016	$43,320,000	$3,872,973
	MXN	7.750%	12/14/2017	172,940,000	15,861,313
	MXN	8.000%	06/11/2020	93,570,000	8,703,480
	MXN	6.500%	06/10/2021	229,520,000	19,220,235
	MXN	8.500%	05/31/2029	178,980,000	16,811,303
	MXN	8.500%	11/18/2038	39,460,000	3,570,323
Mexican Udibonos:
	MXN	5.000%	06/16/2016	45,558	4,322
	MXN	3.500%	12/14/2017	3,462,408	313,493
	MXN	4.000%	06/13/2019	23,280,138	2,193,820

					70,551,262

Philippines - 0.17%
Republic of Philippines	PHP	4.950%	01/15/2021	64,000,000	1,551,286

Poland - 4.63%

Republic of Poland:
	PLN	0.000%	01/25/2013	15,750,000	5,149,864	(1)
	PLN	5.250%	04/25/2013	9,700,000	3,412,145
	PLN	5.500%	04/25/2015	22,700,000	8,061,148
	PLN	3.000%	08/24/2016	47,911,808	16,807,875
	PLN	5.250%	10/25/2017	22,062,000	7,672,473

					41,103,505

Russia - 1.74%
Russian Federation	RUB	7.850%	03/10/2018	425,000,000	15,455,884	(2)

South Africa - 4.55%

Republic of South Africa:
	ZAR	7.250%	01/15/2020	10,690,000	1,476,840
	ZAR	6.750%	03/31/2021	80,730,000	10,702,129
	ZAR	10.500%	12/21/2026	122,210,000	21,092,231
	ZAR	6.250%	03/31/2036	64,000,000	7,102,399

					40,373,599

Thailand - 4.40%

Thailand Government:
	THB	4.250%	03/13/2013	55,440,000	1,871,381
	THB	3.625%	05/22/2015	211,050,000	7,106,739
	THB	3.125%	12/11/2015	662,000,000	21,895,060
	THB	2.800%	10/10/2017	248,600,000	8,002,203
	THB	3.875%	06/13/2019	4,775,000	163,677

					39,039,060

	Currency	Rate	Maturity Date	Principal Amount *	Market Value (Expressed in U.S. $)

Turkey - 8.28%

Republic of Turkey:
	TRY	10.000%	02/15/2012	$2,660,908	$1,609,192
	TRY	8.060%	08/08/2012	1,300,000	706,204	(1)
	TRY	8.936%	11/07/2012	71,235,000	37,900,101	(1)
	TRY	0.000%	02/20/2013	43,470,000	22,627,487	(1)
	TRY	12.000%	08/14/2013	3,587,584	2,494,937
	TRY	8.000%	01/29/2014	1,760,000	1,028,847
	TRY	9.000%	05/21/2014	3,604,432	2,459,166
	TRY	4.500%	02/11/2015	5,697,129	3,543,367
	TRY	10.000%	06/17/2015	1,760,000	1,087,100

					73,456,401

TOTAL SOVEREIGN DEBT OBLIGATIONS					440,080,711

(Cost $431,738,248)

CORPORATE BONDS - 5.44%

Colombia - 0.58%

Emgesa SA ESP:
	COP	8.750%	01/25/2021	636,000,000	386,465	(3)
	COP	8.750%	01/25/2021	6,619,000,000	4,022,029	(2)
Empresas Publicas de Medellin ESP:
	COP	8.375%	02/01/2021	450,000,000	265,520	(2)
	COP	8.375%	02/01/2021	802,000,000	473,216	(3)

					5,147,230

European Union - 4.45%
Asian Development Bank	ZAR	6.500%	09/15/2015	4,650,000	652,842

European Bank for Reconstruction & Development:
	BRL	9.250%	09/10/2012	2,500,000	1,609,908
	MXN	7.300%	05/23/2013	8,500,000	725,546
	IDR	7.200%	06/08/2016	39,000,000,000	4,815,698
European Investment Bank:
	ZAR	8.000%	10/21/2013	3,810,000	565,725
	ZAR	7.500%	06/01/2016	42,000,000	6,208,769
	ZAR	9.000%	12/21/2018	139,000,000	21,503,331
	ZAR	9.051%	12/31/2018	5,280,000	433,333	(1)
International Bank for Reconstruction & Development:
	RUB	10.000%	04/05/2012	39,350,000	1,398,351
	ZAR	6.626%	05/14/2012	6,500,000	890,747	(1)
	RUB	6.000%	11/29/2012	21,500,000	739,299

					39,543,549

Venezuela - 0.41%
Petroleos de Venezuela SA		4.900%	10/28/2014	4,859,000	3,595,660

TOTAL CORPORATE BONDS					48,286,439

(Cost $45,675,836)

	Currency	Rate	Maturity Date	Principal Amount *	Market Value (Expressed in U.S. $)

CREDIT LINKED NOTES - 21.73%

Brazil - 10.49%

Nota Do Tesouro Nacional:
	BRL	10.000%	01/01/2014	$4,300,000	$2,632,835	(4)
	BRL	10.000%	01/01/2014	5,340,000	3,266,930	(5)
	BRL	10.000%	01/01/2014	7,000,000	4,282,493	(5)
	BRL	10.000%	01/01/2015	3,700,000	2,234,085	(5)
	BRL	0.000%	01/01/2015	25,300,000	11,045,218	(1)(5)
	BRL	10.000%	01/01/2017	5,500,000	3,250,801	(5)
	BRL	10.000%	01/01/2021	1,000,000	574,973	(6)
	BRL	10.000%	01/01/2021	1,100,000	632,471	(6)
	BRL	10.000%	01/01/2021	1,200,000	691,928	(4)
	BRL	10.000%	01/01/2021	2,000,000	1,149,946	(6)
	BRL	10.000%	01/01/2021	2,000,000	1,153,213	(4)
	BRL	10.000%	01/01/2021	2,600,000	1,494,930	(6)
	BRL	10.000%	01/01/2021	3,000,000	1,724,920	(6)
	BRL	10.000%	01/01/2021	5,000,000	2,883,033	(4)
	BRL	10.000%	01/01/2021	5,000,000	2,869,030	(5)
	BRL	10.000%	01/01/2021	6,000,000	3,449,840	(6)
	BRL	10.000%	01/01/2021	6,500,000	3,729,740	(7)
	BRL	10.000%	01/01/2021	6,800,000	3,901,882	(7)
	BRL	10.000%	01/01/2021	8,000,000	4,671,510	(8)
	BRL	10.000%	01/01/2021	11,000,000	6,342,672	(4)
	BRL	10.000%	01/01/2021	11,280,000	6,472,533	(7)
	BRL	10.000%	01/01/2021	12,000,000	6,899,680	(6)
	BRL	10.000%	01/01/2021	31,000,000	17,787,990	(7)

					93,142,653

Colombia - 1.54%

Colombia CGM:
	COP	7.250%	06/15/2016	2,200,000,000	1,278,450	(6)
	COP	11.000%	07/24/2020	1,300,000,000	910,000	(6)
	COP	11.000%	07/24/2020	2,000,000,000	1,400,000	(6)
	COP	11.000%	07/24/2020	2,300,000,000	1,610,000	(6)
	COP	11.000%	07/24/2020	12,018,000,000	8,412,600	(6)

					13,611,050

	Currency	Rate	Maturity Date	Principal Amount/Shares *	Market Value (Expressed in U.S. $)

Indonesia - 9.70%

Republic of Indonesia:
	IDR	9.500%	06/15/2015	$7,500,000,000	$984,413	(9)
	IDR	9.500%	06/15/2015	8,500,000,000	1,110,688	(5)
	IDR	9.500%	06/15/2015	18,500,000,000	2,442,291	(8)
	IDR	10.000%	07/15/2017	12,000,000,000	1,647,205	(4)
	IDR	11.500%	09/15/2019	13,254,000,000	2,007,593	(5)
	IDR	12.800%	06/15/2021	5,800,000,000	962,190	(8)
	IDR	12.800%	06/15/2021	5,800,000,000	934,947	(9)
	IDR	12.800%	06/15/2021	7,200,000,000	1,193,953	(5)
	IDR	12.800%	06/15/2021	8,000,000,000	1,289,582	(9)
	IDR	12.800%	06/15/2021	8,300,000,000	1,337,941	(9)
	IDR	12.800%	06/15/2021	10,000,000,000	1,611,977	(9)
	IDR	12.800%	06/15/2021	12,000,000,000	1,934,372	(9)
	IDR	12.800%	06/15/2021	16,000,000,000	2,620,415	(4)
	IDR	12.800%	06/15/2021	17,000,000,000	2,819,055	(4)
	IDR	12.800%	06/15/2021	19,800,000,000	3,284,716	(8)
	IDR	12.800%	06/15/2021	24,800,000,000	4,112,504	(7)
	IDR	12.800%	06/15/2021	50,600,000,000	8,394,275	(8)
	IDR	8.250%	07/15/2021	25,000,000,000	3,231,572	(9)
	IDR	8.250%	07/15/2021	58,200,000,000	7,508,093	(5)
	IDR	8.250%	07/15/2021	112,000,000,000	14,541,887	(8)
	IDR	11.000%	09/15/2025	4,072,000,000	617,982	(5)
	IDR	11.000%	09/15/2025	7,800,000,000	1,179,187	(9)
	IDR	11.000%	09/15/2025	16,500,000,000	2,494,433	(9)
	IDR	11.000%	09/15/2025	23,700,000,000	3,582,914	(9)
	IDR	11.000%	09/15/2025	62,500,000,000	9,448,611	(9)
	IDR	11.000%	09/17/2025	14,000,000,000	2,135,258	(8)
	IDR	8.250%	06/15/2032	21,700,000,000	2,663,864	(5)

					86,091,918

TOTAL CREDIT LINKED NOTES					192,845,621

(Cost $183,643,387)

SHORT TERM INVESTMENTS - 12.21%

Money Market Mutual Funds - 12.21%
Dreyfus Institutional Cash Advantage Fund -Institutional Advantage Shares (0.061% 7-Day Yield)				108,418,655	108,418,655

TOTAL SHORT TERM INVESTMENTS					108,418,655

(Cost $108,418,655)

Total Investments - 88.96%					789,631,426
(Cost $769,476,126)

Other Assets In Excess of Liabilities - 11.04%					98,015,804

Net Assets - 100.00%					$887,647,230

* The principal/contract amount of each security is stated in the currency in which the bond is denominated (U.S. Dollar unless otherwise notated). See below.

BRL	Brazilian Real
CNY	Chinese Yen
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)

Securities were issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of August 31, 2011, the aggregate market value of those securities was $46,002,608, which represents approximately 5.18% of net assets.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $859,681, which represents approximately 0.10% of net assets as of August 31, 2011.

(4)	The underlying security is issued by Credit Suisse First Boston.
(5)	The underlying security is issued by JP Morgan Chase.
(6)	The underlying security is issued by Citigroup Global Markets.
(7)	The underlying security is issued by Barclays Bank PLC.
(8)	The underlying security is issued by Deutsche Bank AG London.
(9)	The underlying security is issued by HSBC Bank.

Common Abbreviations:

CGM - Citigroup Global Markets.

ESP - Empresa de Servicios Publicos is the Colombian term for Public Service Company.

SA - Generally designates corporations in various countries mostly employing civil law.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
Contract Description	Contracted Amount	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation
BRL	23,763,933	Sale	09/02/2011	$14,923,745	$311,534
BRL	23,763,933	Purchase	09/02/2011	14,923,745	338,582
BRL	17,193,700	Purchase	10/04/2011	10,735,204	35,204
CNY	26,269,711	Purchase	11/14/2011	4,129,192	55,345
CNY	46,148,074	Purchase	05/16/2012	7,311,986	73,013
MXN	456,522,400	Purchase	09/30/2011	36,905,909	105,909
PHP	83,449,300	Purchase	10/26/2011	1,972,531	14,447
PLN	8,668,500	Purchase	10/03/2011	3,001,213	1,213
RUB	117,683,087	Sale	09/20/2011	4,066,334	9,666
TRY	2,143,200	Purchase	09/26/2011	1,243,995	43,995
ZAR	54,079,435	Sale	09/01/2011	7,731,645	258,355
ZAR	54,079,435	Purchase	09/01/2011	7,731,645	348,183
ZAR	191,409,865	Purchase	09/30/2011	27,245,986	195,986

					$1,791,432

Contract Description	Contracted Amount	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized (Depreciation)
CNY	26,269,711	Sale	11/14/2011	$4,129,192	$(46,875)
CNY	46,148,074	Sale	05/16/2012	7,311,986	(75,343)
IDR	54,656,000,000	Purchase	10/06/2011	6,381,915	(18,085)
MYR	17,272,400	Purchase	10/06/2011	5,777,205	(22,795)
PLN	48,200,880	Purchase	09/30/2011	16,689,535	(110,465)
RUB	284,936,692	Sale	09/20/2011	9,845,490	(204,490)
RUB	2,098,415,068	Purchase	09/20/2011	72,507,071	(1,322,848)
THB	252,035,600	Purchase	09/30/2011	8,386,371	(3,629)

					$(1,804,530)

See Notes to Quarterly Statement of Investments.

Stone Harbor Emerging Markets Corporate Debt Fund		Statement of Investments

		August 31, 2011 (Unaudited)
	Rate	Maturity Date	Principal Amount *	Market Value (Expressed in U.S. $)
CORPORATE BONDS - 95.18%

Argentina - 3.85%
Alto Palermo SA	7.875%	05/11/2017	$258,000	$247,680	(1)
Capex SA	10.000%	03/10/2018	550,000	505,285	(2)
Empresa Distribuidora Y Comercializadora Norte	9.750%	10/25/2022	300,000	271,500	(1)
Tarjeta Naranja SA	9.000%	01/28/2017	84,000	86,869	(1)

				1,111,334

Barbados - 1.48%
Columbus International, Inc.	11.500%	11/20/2014	400,000	428,000	(1)

Brazil - 16.95%
Banco Cruzeiro do Sul SA	8.875%	09/22/2020	325,000	292,500	(1)
BM&FBovespa SA	5.500%	07/16/2020	350,000	355,250	(1)
BR Malls International Finance Ltd.	8.500%	01/29/2049	300,000	313,500	(1)
BR Properties SA	9.000%	10/29/2049	150,000	153,750	(1)
General Shopping Finance Ltd.	10.000%	11/29/2049	294,000	299,880	(2)
Hypermarcas SA	6.500%	04/20/2021	450,000	439,200	(2)
Minerva Overseas II Ltd.	10.875%	11/15/2019	225,000	235,406	(1)
Mirabela Nickel Ltd.	8.750%	04/15/2018	200,000	187,000	(2)
NET Servicos de Comunicacao SA	7.500%	01/27/2020	211,000	246,343
Odebrecht Drilling Norbe VIII/IX Ltd.	6.350%	06/30/2021	300,000	316,125	(1)
Odebrecht Finance Ltd.	7.000%	04/21/2020	102,000	111,690	(1)
OGX Petroleo e Gas Participacoes SA	8.500%	06/01/2018	700,000	705,250	(2)
Petrobras International Finance Co.	5.375%	01/27/2021	80,000	86,080
QGOG Atlantic / Alaskan Rigs Ltd.	5.250%	07/30/2018	693,000	682,605	(2)
Telemar Norte Leste SA	5.500%	10/23/2020	473,000	469,453	(1)

				4,894,032

China - 7.48%
Central China Real Estate Ltd.	12.250%	10/20/2015	200,000	196,000	(1)
China Liansu Group Holdings Ltd.	7.875%	05/13/2016	200,000	185,000	(2)
Evergrande Real Estate Group Ltd.	13.000%	01/27/2015	250,000	238,125	(1)
Kaisa Group Holdings Ltd.	13.500%	04/28/2015	300,000	259,500	(1)
Mega Advance Investments Ltd.	5.000%	05/12/2021	205,000	209,787	(2)
MIE Holdings Corp.	9.750%	05/12/2016	450,000	432,000	(2)
Sino-Forest Corp.	6.250%	10/21/2017	200,000	58,000	(1)
Texhong Textile Group Ltd.	7.625%	01/19/2016	250,000	216,250	(1)
West China Cement Ltd.	7.500%	01/25/2016	250,000	228,750	(1)
Yanlord Land Group Ltd.	9.500%	05/04/2017	150,000	136,500	(1)

				2,159,912

Colombia - 1.42%
Gruposura Finance	5.700%	05/18/2021	400,000	409,500	(2)

	Rate	Maturity Date	Principal Amount *	Market Value (Expressed in U.S. $)
Dominican Republic - 1.66%

Cap Cana SA:
	10.000%	04/30/2016	$485,174	$177,893	(1)
	10.000%	04/30/2016	500,000	300,000	(1)

				477,893

Hong Kong - 3.53%
Hutchison Whampoa International 10 Ltd.	6.000%	10/28/2049	500,000	507,171	(1)(3)
PCCW-HKT Capital No. 4 Ltd.	4.250%	02/24/2016	500,000	511,925

				1,019,096

India - 3.03%
ICICI Bank Ltd.	5.750%	11/16/2020	400,000	391,860	(1)
Vedanta Resources PLC	8.250%	06/07/2021	500,000	482,500	(2)

				874,360

Indonesia - 7.78%
Bakrie Telecom Pte Ltd.	11.500%	05/07/2015	303,000	251,490	(1)
BLT Finance BV	7.500%	05/15/2014	200,000	114,212	(1)
Bumi Investment Pte Ltd.	10.750%	10/06/2017	1,500,000	1,657,500	(1)
Indosat Palapa Co. BV	7.375%	07/29/2020	200,000	224,000	(1)

				2,247,202

Jamaica - 3.69%
Digicel Group Ltd.	10.500%	04/15/2018	1,000,000	1,065,000	(1)

Kazakhstan - 4.11%

BTA Bank JSC:
	10.750%	07/01/2018	980,326	676,424	(1)(4)
	0.000%	07/01/2020	1,000,000	51,250	(1)(5)
Zhaikmunai LLP	10.500%	10/19/2015	459,000	457,853	(1)

				1,185,527

Mexico - 6.99%

Axtel SAB de CV:
	7.625%	02/01/2017	80,000	75,400	(2)
	9.000%	09/22/2019	300,000	287,250	(1)
BBVA Bancomer SA	4.500%	03/10/2016	150,000	151,500	(1)

Cemex SAB de CV:
	5.246%	09/30/2015	450,000	345,375	(2)(3)
	9.000%	01/11/2018	500,000	415,000	(1)
Geo Maquinaria	9.625%	05/02/2021	647,563	634,611	(2)
Grupo Bimbo SAB de CV	4.875%	06/30/2020	102,000	107,764	(2)

				2,016,900

	Currency	Rate	Maturity Date	Principal Amount *	Market Value (Expressed in U.S. $)
Peru - 3.00%
Banco de Credito del Peru/Panama		5.375%	09/16/2020	$200,000	$192,000	(1)
Inkia Energy Ltd.		8.375%	04/04/2021	350,000	357,000	(2)
Southern Copper Corp.		6.750%	04/16/2040	300,000	318,319

					867,319

Qatar - 4.18%

Qtel International Finance Ltd.:
		7.875%	06/10/2019	300,000	370,500	(1)
		5.000%	10/19/2025	850,000	837,250	(1)

					1,207,750

Russia - 11.07%
Alfa Bank OJSC Via Alfa Bond Issuance PLC		7.875%	09/25/2017	300,000	303,000	(1)
Evraz Group SA		6.750%	04/27/2018	400,000	389,500	(2)
Metalloinvest Finance Ltd.		6.500%	07/21/2016	452,000	441,830	(2)
Novatek Finance Ltd.		6.604%	02/03/2021	850,000	892,500	(2)
SCF Capital Ltd.		5.375%	10/27/2017	400,000	394,000	(2)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC		7.748%	02/02/2021	400,000	393,500	(1)

VimpelCom Holdings BV:
		6.255%	03/01/2017	200,000	191,750	(1)
		7.504%	03/01/2022	200,000	190,750	(2)

					3,196,830

Singapore - 0.35%
STATS ChipPAC Ltd.		5.375%	03/31/2016	100,000	100,000	(1)

South Africa - 4.17%
Gold Fields Orogen Holding BVI Ltd.		4.875%	10/07/2020	500,000	472,994	(1)
Myriad International Holding BV		6.375%	07/28/2017	680,000	731,850	(1)

					1,204,844

Turkey - 1.72%
Yuksel Insaat AS		9.500%	11/10/2015	550,000	495,000	(1)

Ukraine - 3.74%
Ferrexpo Finance PLC		7.875%	04/07/2016	200,000	186,750	(2)
Metinvest BV		8.750%	02/14/2018	500,000	491,250	(2)
MHP SA		10.250%	04/29/2015	200,000	203,000	(1)
Mriya Agro Holding PLC		10.950%	03/30/2016	200,000	199,000	(2)

					1,080,000

United Arab Emirates - 4.98%
DP World Ltd.		6.850%	07/02/2037	500,000	483,125	(1)
DP World Sukuk Ltd.		6.250%	07/02/2017	190,000	197,790	(1)
Dubai Holding Commercial Operations MTN Ltd.	GBP	6.000%	02/01/2017	600,000	757,268

					1,438,183

	Rate	Maturity Date	Principal Amount *		Market Value (Expressed in U.S. $)
TOTAL CORPORATE BONDS					$27,478,682

(Cost $29,065,385)

CREDIT LINKED NOTES - 2.44%

Argentina - 2.44%

Cablevision SA	9.375%	02/12/2018	$700,000	(6)	703,500	(6)

TOTAL CREDIT LINKED NOTES					703,500

(Cost $702,786)

Total Investments - 97.62%					28,182,182
(Cost $29,768,171)

Other Assets In Excess of Liabilities - 2.38%					687,179

Net Assets - 100.00%					$28,869,361

* The principal/contract amount of each security is stated in the currency in which the bond is denominated (U.S. Dollar unless otherwise notated). See below.

GBP        Great Britain Pound

(1)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of August 31, 2011, the aggregate market value of those securities was $16,315,010, which represents approximately 56.51% of net assets.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $9,243,737, which represents approximately 32.02% of net assets as of August 31, 2011.

(3)	Floating or variable rate security. Interest rate disclosed is that which is in effect at August 31, 2011.
(4)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at August 31, 2011.
(5)	Zero coupon bond reflects effective yield on the date of purchase.
(6)	The underlying security is issued by Deutsche Bank AG London.

Common Abbreviations:

AS - Anonim Sirket is the Turkish term for Incorporation.

BV - Besloten Vennootschap a Dutch private limited liability company.

JSC - Joing Stock Co.

LLP - Limited Liability Partnership.

Ltd. - Limited.

MTN - Medium Term Note.

OJSC - Open Joint Stock Co.

PLC - Public Limited Co.

REIT - Real Estate Investment Trust.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

Sab de CV - A variable capital company.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
Contract Description	Contracted Amount	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized (Depreciation)
GBP	505,000	Sale	09/16/2011	$819,616	$(1,289)

					$(1,289)

See Notes to Quarterly Statement of Investments.

Stone Harbor Investment Funds	Notes to Quarterly Statements of Investments

August 31, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Stone Harbor Investment Funds, which consist of Stone Harbor Emerging Markets Debt Fund, Stone Harbor High Yield Bond Fund, Stone Harbor Local Markets Fund and Stone Harbor Emerging Markets Corporate Debt Fund (each, a “Fund and together, the Funds”), is a Massachusetts business trust (the “Trust”), organized on February 20, 2007 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is a non-diversified portfolio with an investment objective to maximize total return. Shares of each Fund are currently divided into two classes, designated Institutional Class Shares and Distributor Class Shares. The Declaration of Trust permits the Trustees to create additional funds and share classes.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(a) Investment Valuation: Debt securities, bank loans and linked notes, are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Money market mutual funds are valued at their net asset value.

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1	–	Quoted and Unadjusted Prices in active markets for identical investments
Level 2	–	Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of August 31, 2011 in valuing the Funds’ assets:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor Emerging Markets Debt Fund
Sovereign Debt Obligations	$–	$578,033,274	$–	$578,033,274
Bank Loans	–	5,573,500	–	5,573,500
Corporate Bonds	–	249,390,224	–	249,390,224
Credit Linked Notes	–	45,760,492	–	45,760,492
Participation Notes	–	6,256,995	–	6,256,995
Short Term Investments	53,108,709	–	–	53,108,709
Rights	–	0	–	0

Total	$53,108,709	$885,014,485	$–	$938,123,194

Other Financial Instruments**

Assets
Forward Foreign Currency Contracts	$–	$1,615,054	$–	$1,615,054
Liabilities
Forward Foreign Currency Contracts	$–	(650,461)	–	(650,461)

Total	$–	$964,593	$–	964,593

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor High Yield Bond Fund
Corporate Bonds	$–	$419,952,817	$–	$419,952,817
Convertible Corporate Bonds	–	8,768,818	–	8,768,818
Bank Loans	–	8,582,521	–	8,582,521
Common Stocks	–	1,954,395	–	1,954,395
Preferred Stocks	–	1,236,185	–	1,236,185
Warrants	–	272,853	–	272,853
Short Term Investments	13,169,980	–	–	13,169,980

Total	$13,169,980	$440,767,589	$–	$453,937,569

Other Financial Instruments**

Assets
Forward Foreign Currency Contracts	$–	$1,339	$–	$1,339
Liabilities
Forward Foreign Currency Contracts	–	(42,786)	–	(42,786)

Total	$–	$(41,447)	$–	$(41,447)

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor Local Markets Fund
Sovereign Debt Obligations	$–	$440,080,711	$–	$440,080,711
Corporate Bonds	–	48,286,439	–	48,286,439
Credit Linked Notes	–	192,845,621	–	192,845,621
Short Term Investments	108,418,655	–	–	108,418,655

Total	$108,418,655	$681,212,771	$–	$789,631,426

Other Financial Instruments**

Assets
Forward Foreign Currency Contracts	$–	$1,791,432	$–	$1,791,432
Liabilities
Forward Foreign Currency Contracts	–	(1,804,530)	–	(1,804,530)

Total	$–	$(13,098)	$–	$(13,098)

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Stone Harbor Emerging Markets Corporate Debt Fund
Corporate Bonds	$–	$27,478,682	$–	$27,478,682
Credit Linked Notes	–	703,500	–	703,500

Total	$–	$28,182,182	$–	$28,182,182

Other Financial Instruments**

Liabilities
Forward Foreign Currency Contracts	–	(1,289)	–	(1,289)

Total	$–	$(1,289)	$–	$(1,289)

*	For detailed Industry/Country descriptions, see accompanying Statement of Investments.

**	Other financial instruments are derivative instruments not reflected in the Statement of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value	Balance as of May 31, 2011	Accrued Discount/ Premium	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of August 31, 2011	Net change in unrealized depreciation attributable to Level 3 investments still held at August 31, 2011
Stone Harbor Emerging Markets Debt Fund
Sovereign Debt Obligations	$17,818,730	$(9,259)	$(204,817)	$(119,528)	$(8,884,660)	$(8,600,466)	$—	$—
Bank Loans	3,197,000	—	—	(31,970)	—	(3,165,030)	—	—
Corporate Bonds	4,257,737	26,998	112	(449,054)	364,266	(4,200,059)	—	—

Total	$25,273,467	$17,739	$(204,705)	$(600,552)	$(8,520,394)	$(15,965,555)	$—	$—

Investments in Securities at Value	Balance as of May 31, 2011	Accrued Discount/ Premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of August 31, 2011	Net change in unrealized depreciation attributable to Level 3 investments still held at August 31, 2011
Stone Harbor High Yield Bond Fund
Corporate Bonds	$2	$24	$—	$(24)	$—	$(2)	$—	$—
Convertible Corporate Bonds	342,923	32,948	—	(16,389)	—	(359,482)	—	—

Total	$342,925	$32,972	$—	$(16,413)	$—	$(359,484)	$—	$—

Investments in Securities at Value	Balance as of May 31, 2011	Accrued Discount/ Premium	Realized gain/ (loss)		Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of August 31, 2011	Net change in unrealized depreciation attributable to Level 3 investments still held at August 31, 2011
Stone Harbor Local Markets Fund
Sovereign Debt Obligations	$13,281,491	$(29,401)	$(44,462	)$	1,377,106	$11,674,441	$(26,259,175)	$—	$—

Total	$13,281,491	$(29,401)	$(44,462	)$	1,377,106	$11,674,441	$(26,259,175)	$—	$—

There were no significant transfers into or out of Levels 1 and 2 during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b) Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(c) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

(d) Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

(e) Risk Exposure and the Use of Derivative Instruments: The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Risk Factors. In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease its exposure to the following risk factors, among others:

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the make value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type below in the notes that follow.

Forward Foreign Currency Contracts: The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Credit Linked Notes: The Funds may invest in Credit Linked Notes to obtain economic exposure to high yield, emerging markets or other securities. Investments in a Credit Linked Note typically provide the holder with a return based on the return of an underlying reference instrument, such as an emerging market bond. Like and investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. In addition to the risks associated with the underlying reference instrument, an investment in a Credit Linked Note is also subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the note. Because Credit Linked Notes are derivatives, an investment in these instruments is generally subject to the risks associated with derivatives.

(f) Loan Participations and Assignments: The Funds may invest in loans arranged through private negotiation between one or more financial institutions. The Funds’ investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Funds assume the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Funds and the borrower. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(g) Credit and Market Risk: The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations. Investments in derivatives are also subject to credit and market risks.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

At August 31, 2011 the aggregate gross unrealized appreciation and depreciation of investments for federal income purposes were substantially as follows:

	Stone Harbor Emerging Markets Debt Fund	Stone Harbor High Yield Bond Fund	Stone Harbor Local Markets Fund	Stone Harbor Emerging Markets Corporate Debt Fund
Gross appreciation (excess of value over tax cost)	$38,395,838	$15,711,631	$22,722,230	$108,047
Gross depreciation (excess of tax cost over value)	(9,468,572)	(21,476,722)	(3,696,215)	(1,694,036)

Net unrealized appreciation/(depreciation)	28,927,266	(5,765,091)	19,026,015	(1,585,989)

Cost of investments for income tax purposes	$909,195,928	$459,702,660	$770,605,411	$29,768,171

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	October 28, 2011

By:	/s/ James J. Dooley
James J. Dooley
Treasurer, Chief Financial Officer/ Principal Financial Officer

Date:	October 28, 2011